UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2010, is filed herewith.

FIRST EAGLE

Global Fund

Schedule of Investments • Period Ended January 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.90%

U.S. Common Stocks — 26.67%

Consumer Discretionary 5.80%
12,907,711	Cintas Corporation (b)	$434,776,848	$324,112,623
16,016,312	Comcast Corporation , Class ‘A’	266,139,825	242,486,964
5,571,290	Omnicom Group, Inc.	162,938,225	196,666,537
5,300,650	Home Depot, Inc.	131,119,192	148,471,207
1,636,780	Costco Wholesale Corporation	58,113,486	94,000,275
1,381,358	Unifirst Corporation	30,865,195	69,399,426
1,111,175	Wal-Mart Stores, Inc.	51,029,419	59,370,080
772,408	WABCO Holdings, Inc.	16,032,313	19,966,747
2,485	JG Boswell Company (c)	573,840	1,553,125
185,000	St. John Knits International, Inc. (a)(c)	3,180,703	832,500
		1,154,769,046	1,156,859,484
Consumer Staples 0.16%
1,173,340	Sysco Corporation	31,710,537	32,841,787

Energy 3.32%
2,407,091	Apache Corporation	164,692,743	237,748,378
4,078,433	ConocoPhillips	194,009,316	195,764,784
2,327,880	Helmerich & Payne, Inc.	57,215,205	97,375,220
3,975,644	San Juan Basin Royalty Trust (b)	141,567,358	80,546,548
1,008,530	Murphy Oil Corporation	39,438,919	51,515,712
		596,923,541	662,950,642
Financials 5.08%
4,599	Berkshire Hathaway, Inc. , Class ‘A’ (a)	392,199,945	527,045,400
8,334,033	American Express Company	354,556,639	313,859,683
6,459,488	Cincinnati Financial Corporation	161,910,509	170,465,888
34,924	Mills Music Trust (b)(c)	1,055,337	1,239,802
192,250	LandCo Real Estate LLC (a)(c)(d)(e)	669,030	246,080
		910,391,460	1,012,856,853
Health Care 1.13%
2,499,370	WellPoint, Inc. (a)	118,103,478	159,259,856
1,059,980	Johnson & Johnson	59,610,842	66,630,343
		177,714,320	225,890,199
Industrials 3.26%
3,649,560	3M Company	286,479,143	293,753,084
1,898,339	Alliant Techsystems, Inc. (a)(b)	190,877,435	149,911,831

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 26.67% — (continued)

Industrials 3.26% — (continued)
9,778,961	Blount International, Inc. (a)(b)	$127,911,050	$108,937,625
2,365,411	Automatic Data Processing, Inc.	85,148,200	96,485,115
4,169	Conbraco Industries, Inc. (a)(b)(c)(e)	1,258,498	—
		691,674,326	649,087,655
Information Technology 2.94%
11,097,717	Microsoft Corporation	270,593,300	312,733,665
5,483,320	Linear Technology Corporation	154,211,819	143,114,652
6,694,310	Intel Corporation	91,240,768	129,869,614
		516,045,887	585,717,931
Materials 3.72%
5,275,011	Rayonier, Inc. , REIT (b)	102,375,275	221,233,962
3,987,548	Plum Creek Timber Company, Inc. , REIT	147,118,846	144,229,611
3,283,170	Weyerhaeuser Company	145,319,314	130,998,483
2,307,462	Newmont Mining Corporation	79,025,915	98,897,821
3,676,750	Newmont Mining Corporation, CDI	3,394,060	15,954,831
1,655,620	Vulcan Materials Company	110,867,266	73,161,848
1,258,500	Deltic Timber Corporation (b)	62,903,243	56,519,235
		651,003,919	740,995,791
Telecommunication Services 0.61%
5,391,150	Cisco Systems, Inc. (a)	86,351,072	121,139,140

Utilities 0.65%
4,117,660	IDACorporation, Inc. (b)	136,695,396	129,088,641
Total U.S. Common Stocks		4,953,279,504	5,317,428,123

International Common Stocks — 49.23%

Belgium 0.18%
390,673	Groupe Bruxelles Lambert SA	36,591,382	35,907,834

Brazil 0.55%
3,031,450	Petroleo Brasileiro SA , ADR	50,673,221	109,374,716

Chile 0.08%
7,600,803	Quinenco SA (c)	5,676,192	16,795,673

France 10.29%
4,735,547	Sanofi-Aventis SA	370,785,007	352,360,453
6,059,452	Sodexo (b)	204,703,427	333,693,516
2,784,626	Neopost SA (b)	266,307,115	222,814,302
3,733,423	Carrefour SA	230,370,943	183,158,029
3,246,918	Rémy Cointreau SA (b)	124,687,152	163,617,655
2,417,119	Cie Generale d’Optique Essilor International SA	78,451,859	141,281,053
1,945,353	Société BIC SA	99,416,584	138,861,774
2,359,340	Total SA	130,161,165	137,723,722
2,147,945	Wendel (b)	111,924,050	118,048,610
948,414	Guyenne et Gascogne SA (b)	107,598,259	83,471,733
695,211	Air Liquide SA	75,973,435	74,302,457

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 49.23% — (continued)

France 10.29% — (continued)
63,019	Sucrière de Pithiviers-Le-Vieil (b)	$35,947,627	$63,426,933
165,085	Robertet SA	21,842,347	19,364,957
42,252	Robertet SA CI (c)(e)	800,508	3,717,213
104,457	Gaumont SA	6,087,824	6,380,320
385,000	Sabeton SA (b)	4,841,233	6,199,704
69,500	NSC Groupe (b)(c)	12,298,421	2,991,843
12,000,000	FINEL (a)(b)(c)(d)(e)(f)	—	832,920
		1,882,196,956	2,052,247,194
Germany 1.94%
2,291,200	Daimler AG	118,022,712	106,313,064
1,172,304	Pfeiffer Vacuum Technology AG (b)	105,767,273	96,650,875
1,815,438	Fraport AG	61,560,707	92,591,856
2,464,510	Tognum AG	26,236,180	43,210,188
1,337,532	Bertelsmann AG , Series ‘A’ (a)(g)	33,414,943	28,686,983
386,842	Hornbach Baumarkt AG	21,504,161	18,929,754
		366,505,976	386,382,720
Hong Kong 1.07%
12,693,580	Guoco Group Limited	115,086,260	124,411,601
17,611,950	Wharf Holdings Limited	37,422,949	87,556,189
20,738,780	City e-Solutions Limited (a)(b)(c)	936,898	2,190,227
		153,446,107	214,158,017
Italy 1.44%
18,139,395	Italcementi S.p.A. RSP	249,186,230	120,995,274
4,682,069	Italcementi S.p.A.	86,201,872	58,464,359
1,734,972	Italmobiliare S.p.A. RSP (a)	121,356,934	52,745,912
1,021,137	Italmobiliare S.p.A. (a)	107,360,738	44,227,341
2,897,743	Gewiss S.p.A.	17,398,762	10,780,698
		581,504,536	287,213,584
Japan 20.94%
3,853,720	SMC Corporation (b)	448,114,998	466,070,922
4,735,580	Fanuc Limited	394,378,985	453,777,292
9,712,830	Secom Company Limited	441,193,277	434,726,388
1,617,690	Keyence Corporation	323,870,015	372,851,814
8,977,860	Astellas Pharma, Inc.	362,418,345	331,795,877
64,994,300	Aioi Insurance Company Limited (b)	312,994,683	309,239,823
7,086,170	Shimano, Inc. (b)	164,314,591	290,503,567
13,798,730	MISUMI Group, Inc. (b)	240,247,571	240,323,110
5,211,900	Ono Pharmaceutical Company Limited	237,044,527	231,543,884
4,567,060	Canon, Inc.	218,295,606	178,639,636
1,504,110	Hirose Electric Company Limited	165,653,805	160,937,690
6,328,510	THK Company Limited	111,182,097	125,414,787
7,365,720	Mitsubishi Estate Company Limited	109,999,808	119,644,558
3,501,380	Chofu Seisakusho Company Limited (b)	63,721,317	81,669,810
5,147,000	T. Hasegawa Company Limited (b)	79,849,658	71,018,633

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 49.23% — (continued)

Japan 20.94% — (continued)
10,242,950	Nipponkoa Insurance Company Limited	$55,638,766	$58,935,923
36,896	NTT DoCoMo, Inc.	56,606,753	55,236,833
3,461,892	Nissin Healthcare Food Service Company Limited	47,886,384	50,831,875
2,719,100	Meitec Corporation (b)	79,203,905	46,815,155
6,978,250	Sompo Japan Insurance, Inc.	69,262,272	45,633,701
1,725,100	Ariake Japan Company Limited (b)	29,754,119	25,730,952
2,002,100	Seikagaku Corporation	21,143,745	20,624,676
257,500	Aderans Holdings Company Limited	5,849,064	2,772,310
		4,038,624,291	4,174,739,216
Malaysia 0.60%
57,549,665	Genting Berhad	115,295,027	118,946,097

Mexico 2.22%
9,745,693	Industrias Peñoles S.A.B. de C.V.	17,199,241	181,100,242
6,513,653	Grupo Televisa SA , ADR	115,901,881	127,276,780
5,207,150	Grupo Televisa S.A.B. CPO	17,371,195	20,520,256
10,588,875	Fresnillo PLC	74,662,434	113,848,662
		225,134,751	442,745,940
Netherlands 0.26%
1,209,813	Heineken Holding NV	28,832,839	51,139,651

Panama 0.02%
342,136	Banco Latinoamericano de Exportaciones SA	5,147,670	4,844,646

Papua New Guinea 0.50%
40,907,990	Lihir Gold Limited	94,970,915	100,555,808

Singapore 0.27%
12,704,120	Fraser and Neave Limited	12,799,700	37,608,354
13,467,250	ComfortDelgro Corporation Limited	3,279,184	15,237,806
		16,078,884	52,846,160
South Africa 1.59%
22,336,790	Gold Fields Limited , ADR	257,176,799	255,086,142
6,676,147	Harmony Gold Mining Company Limited , ADR	60,120,073	61,220,268
		317,296,872	316,306,410
South Korea 1.07%
2,439,370	KT&G Corporation	139,982,043	142,152,226
51,900	Lotte Confectionery Company Limited	21,157,499	55,306,391
39,989	Namyang Dairy Products Company Limited (b)	7,325,466	16,677,143
		168,465,008	214,135,760
Switzerland 4.38%
3,783,070	Pargesa Holding SA	237,781,696	318,155,455
5,417,450	Nestlé SA	135,598,090	258,083,322
1,475,242	Kuehne& Nagel International AG	51,190,679	143,481,393
40,274	Lindt& Spruengli AG PC	67,067,587	87,382,859
2,341	Lindt& Spruengli AG	63,875,896	58,080,562

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 49.23% — (continued)

Switzerland 4.38% — (continued)
39,740	Edipresse SA	$10,811,874	$9,072,289
		566,325,822	874,255,880
Thailand 0.50%
26,134,990	Bangkok Bank PCL NVDR	83,968,951	88,966,829
448,850	Bangkok Bank PCL	1,459,292	1,521,182
577,000	OHTL PCL (c)	2,636,473	8,499,864
		88,064,716	98,987,875
United Kingdom 1.33%
6,255,326	Willis Group Holdings Limited	176,520,619	164,077,201
2,714,983	Anglo American PLC (a)	62,810,160	100,939,564
		239,330,779	265,016,765
Total International Common Stocks		8,980,161,944	9,816,599,946
Total Common Stocks		13,933,441,448	15,134,028,069

Preferred Stocks — 1.32%

U.S. Preferred Stocks — 0.08%

Financials 0.01%
137,410	Price Legacy Corporation , Series ‘1’ REIT, 6.82% (c)(m)	1,339,514	1,657,164

Utilities 0.07%
335,000	Calenergy Capital Trust III 6.50% (c)(n)	14,782,812	15,326,250
Total U.S. Preferred Stocks		16,122,326	16,983,414

International Preferred Stocks — 1.24%

Germany 0.39%
877,242	Hornbach Holding AG	63,837,360	78,060,201

South Korea 0.85%
384,890	Samsung Electronics Company Limited	58,999,278	169,957,882
Total International Preferred Stocks		122,836,638	248,018,083
Total Preferred Stocks		138,958,964	265,001,497

OUNCES

Commodity — 6.78%
1,249,002	Gold bullion (a)	693,749,790	1,351,357,577

PRINCIPAL AMOUNT

Bonds — 4.45%

U.S. Bonds — 1.79%

Corporate Bonds 0.49%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 8/1/2028 (c)	4,718,943	5,542,608
28,930,000	Blount International, Inc. 8.875% due 8/1/2012	28,936,865	29,653,250
5,000,000	Pulte Homes, Inc. 5.20% due 2/15/2015	4,308,449	4,700,000
10,867,000	Texas Industries, Inc. 7.25% due 7/15/2013	8,368,200	10,867,000
12,400,750	The Yankee Candle Company, Inc. 2.24% due 2/6/2014 (l)	8,566,560	12,121,733
12,554,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 2/15/2015	12,472,269	12,616,770

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Bonds — 1.79% — (continued)

Corporate Bonds 0.49% — (continued)
$22,554,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 2/15/2017	$21,843,322	$22,666,770
		89,214,608	98,168,131
Government Obligations 1.13%
78,715,080	United States Treasury Inflation Indexed Bond 1.875% due 7/15/2013 (h)	81,068,958	83,880,757
135,524,566	United States Treasury Inflation Indexed Bond 2.375% due 4/15/2011 (h)	137,307,936	140,649,021
		218,376,894	224,529,778
Convertible Bond 0.17%
34,617,000	Boston Properties LP 3.625% due 2/15/2014 (i)(o)	25,481,875	33,881,389
Total U.S. Bonds		333,073,377	356,579,298

International Notes and Bonds — 2.66%

International Corporate Notes and Bonds — 0.85%

Canada 0.04%
33,260,000 USD	CanWest LP 9.25% due 8/1/2015 (a)(c)(i)(j)	29,121,477	7,483,500

France 0.31%
15,000,000 EUR	Emin Leydier SA 5.00% due 7/31/2016 (c)(d)(e)	21,410,094	20,823,009
12,000,000 EUR	FINEL 9.50% due 6/30/2017 (a)(c)(d)(e)	14,474,400	8,329,203
2,000,000 USD	Legrand SA 8.50% due 2/15/2025	1,959,128	2,218,148
12,050,000 EUR	Wendel 4.375% due 8/9/2017	10,513,808	13,884,088
330,000 EUR	Wendel 4.875% due 11/4/2014	267,994	434,917
10,000,000 EUR	Wendel 4.875% due 9/21/2015 (k)	9,892,540	12,736,740
3,500,000 EUR	Wendel 4.875% due 5/26/2016	2,417,592	4,312,098
		60,935,556	62,738,203
Ireland 0.00%
13,650,000 EUR	Waterford Wedgwood PLC 9.875% due 12/1/2010 (a)(c)(e)(i)(j)	16,339,337	—

Netherlands 0.44%
39,700,000 EUR	UPC Holding BV 7.75% due 1/15/2014 (k)	46,606,178	55,111,563
22,660,000 EUR	UPC Holding BV 8.625% due 1/15/2014 (k)	26,732,786	31,931,620
		73,338,964	87,043,183

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds — 0.85% — (continued)

Norway 0.06%
5,500,000 USD	Den Norske Bank ASA FRN 0.938% due 8/31/2010 (c)	$3,888,750	$2,995,300
3,170,000 USD	Den Norske Creditbank FRN 0.50% due 5/28/2010 (c)	2,059,625	1,648,400
3,500,000 USD	Den Norske Creditbank FRN 0.963% due 8/31/2010 (c)	2,610,000	1,680,000
10,000,000 USD	Nordea Bank Norge ASA FRN 0.688% due 5/19/2010 (c)	6,826,750	5,750,000
		15,385,125	12,073,700
Total International Corporate Notes and Bonds		195,120,459	169,338,586

International Government Bonds — 1.81%

Japan 0.12%
2,187,657,600 JPY	Japanese Government CPI Linked Bond 1.40% due 6/10/2018 (h)	20,076,370	23,709,827

Singapore 0.99%
60,827,000 SGD	Singapore Government Bond 3.625% due 7/1/2011	44,370,229	45,176,768
211,030,000 SGD	Singapore Government Bond 4.625% due 7/1/2010	144,046,974	152,767,849
		188,417,203	197,944,617
South Korea 0.11%
23,196,180,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 3/10/2017 (h)	22,117,908	21,096,115

Taiwan 0.59%
1,767,500,000 TWD	Taiwan Government Bond 2.00% due 7/20/2012	54,014,596	57,509,369
1,826,000,000 TWD	Taiwan Government Bond 2.375% due 1/16/2013	59,170,450	60,319,560
		113,185,046	117,828,929
Total International Government Bonds		343,796,527	360,579,488
Total International Notes and Bonds		538,916,986	529,918,074
Total Notes and Bonds		871,990,363	886,497,372

Commercial Paper — 11.27%

International Commercial Paper — 3.88%

France 1.33%
119,281,000 USD	Électricité de France 0.11% due 2/17/2010	119,275,168	119,275,168
90,000,000 USD	Électricité de France 0.11% due 2/26/2010	89,993,125	89,993,125
36,321,000 USD	Électricité de France 0.11% due 3/3/2010	36,317,671	36,317,671
20,000,000 USD	Électricité de France 0.15% due 4/6/2010	19,994,667	19,991,736

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 3.88% — (continued)

Germany 0.67%
3,440,000 USD	BMW 0.25% due 2/1/2010	$3,440,000	$3,440,000
11,169,000 USD	BMW 0.25% due 2/5/2010	11,168,690	11,168,690
9,712,000 USD	BMW 0.25% due 2/8/2010	9,711,528	9,711,528
40,000,000 USD	BMW 0.28% due 2/3/2010	39,999,378	39,999,378
20,265,000 USD	BMW 0.30% due 2/10/2010	20,263,480	20,263,480
50,000,000 USD	BMW 0.42% due 2/17/2010	49,990,666	49,990,666

Switzerland 1.88%
30,537,000 USD	Alcon, Inc. 0.08% due 2/25/2010	30,535,371	30,535,371
64,552,000 USD	Alcon, Inc. 0.09% due 2/24/2010	64,548,288	64,548,288
7,100,000 USD	Nestlé Capital Corporation 0.02% due 2/16/2010	7,099,941	7,099,941
25,325,000 USD	Nestlé Capital Corporation 0.04% due 2/16/2010	25,324,578	25,324,578
45,218,000 USD	Nestlé Capital Corporation 0.05% due 2/10/2010	45,217,435	45,217,435
26,572,000 USD	Nestlé Capital Corporation 0.06% due 2/1/2010	26,572,000	26,572,000
6,050,000 USD	Nestlé Capital Corporation 0.09% due 3/23/2010	6,049,244	6,049,244
34,708,000 USD	Nestlé Capital Corporation 0.10% due 2/12/2010	34,706,939	34,706,939
10,000,000 USD	Nestlé Capital Corporation 0.10% due 4/29/2010	9,997,583	9,997,000
70,000,000 USD	Nestlé Capital Corporation 0.11% due 3/23/2010	69,989,306	69,989,306
21,559,000 USD	Nestlé Capital Corporation 0.12% due 2/23/2010	21,557,419	21,557,419
7,854,000 USD	Nestlé Capital Corporation 0.13% due 6/21/2010	7,850,029	7,847,511
24,748,000 USD	Nestlé Capital Corporation 0.17% due 6/21/2010	24,731,639	24,727,553
Total International Commercial Paper		774,334,145	774,324,027

U.S. Commercial Paper — 7.39%
$5,000,000	7-Eleven, Inc. 0.10% due 2/4/2010	4,999,958	4,999,958
3,000,000	7-Eleven, Inc. 0.10% due 2/16/2010	2,999,875	2,999,875
4,735,000	7-Eleven, Inc. 0.10% due 2/19/2010	4,734,763	4,734,763
4,662,000	7-Eleven, Inc. 0.12% due 3/12/2010	4,661,394	4,661,394
10,000,000	7-Eleven, Inc. 0.12% due 3/22/2010	9,998,367	9,998,367
6,950,000	Bemis Company, Inc. 0.20% due 2/16/2010	6,949,421	6,949,421

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 7.39% — (continued)
$10,100,000	The Clorox Company 0.23% due 2/12/2010	$10,099,290	$10,099,290
5,000,000	The Clorox Company 0.23% due 2/22/2010	4,999,329	4,999,329
41,535,000	The Coca-Cola Company 0.09% due 2/18/2010	41,533,235	41,533,235
18,600,000	The Coca-Cola Company 0.10% due 3/23/2010	18,597,417	18,597,417
14,593,000	The Coca-Cola Company 0.11% due 3/22/2010	14,590,815	14,590,815
28,000,000	The Coca-Cola Company 0.12% due 4/6/2010	27,994,027	27,992,182
12,000,000	The Coca-Cola Company 0.13% due 2/17/2010	11,999,307	11,999,307
15,000,000	The Coca-Cola Company 0.15% due 2/1/2010	15,000,000	15,000,000
5,600,000	Dell, Inc. 0.13% due 2/11/2010	5,599,798	5,599,798
21,192,000	Dell, Inc. 0.15% due 2/17/2010	21,190,587	21,190,587
12,326,000	H.J. Heinz Company 0.22% due 3/1/2010	12,323,891	12,323,891
30,591,000	H.J. Heinz Company 0.23% due 2/18/2010	30,587,677	30,587,677
15,000,000	H.J. Heinz Company 0.25% due 3/1/2010	14,997,083	14,997,083
2,000,000	Henkel Corporation 0.22% due 2/1/2010	2,000,000	2,000,000
36,000,000	Johnson & Johnson 0.05% due 2/3/2010	35,999,900	35,999,900
77,654,000	Johnson & Johnson 0.05% due 2/5/2010	77,653,569	77,653,569
25,300,000	Johnson & Johnson 0.07% due 3/5/2010	25,298,426	25,298,426
50,000,000	Johnson & Johnson 0.08% due 3/19/2010	49,994,889	49,994,889
9,000,000	Kraft Foods, Inc. 0.21% due 2/18/2010	8,999,108	8,999,108
6,869,000	Kraft Foods, Inc. 0.21% due 2/22/2010	6,868,159	6,868,159
10,000,000	Kraft Foods, Inc. 0.21% due 2/23/2010	9,998,717	9,998,717
15,325,000	Kraft Foods, Inc. 0.25% due 2/18/2010	15,323,191	15,323,191
20,000,000	Kraft Foods, Inc. 0.30% due 2/24/2010	19,996,167	19,996,167
15,000,000	Kraft Foods, Inc. 0.38% due 3/12/2010	14,993,825	14,993,825
10,000,000	Kraft Foods, Inc. 0.38% due 3/17/2010	9,995,356	9,995,356
25,000,000	Kraft Foods, Inc. 0.38% due 3/18/2010	24,988,125	24,988,125
5,700,000	Microsoft Corporation 0.16% due 5/26/2010	5,697,112	5,696,944
8,000,000	Microsoft Corporation 0.17% due 6/8/2010	7,995,202	7,994,598
5,000,000	Microsoft Corporation 0.18% due 6/8/2010	4,996,825	4,996,623
39,279,000	Moody’s Corporation 0.28% due 2/4/2010	39,278,083	39,278,083
48,504,000	Moody’s Corporation 0.28% due 2/11/2010	48,500,227	48,500,227
29,702,000	Moody’s Corporation 0.34% due 2/17/2010	29,697,512	29,697,512
50,000,000	Moody’s Corporation 0.34% due 2/19/2010	49,991,500	49,991,500
10,301,000	NetJets, Inc. 0.10% due 2/5/2010	10,300,886	10,300,886
10,370,000	NetJets, Inc. 0.11% due 2/12/2010	10,369,651	10,369,651
13,037,000	NetJets, Inc. 0.12% due 2/8/2010	13,036,696	13,036,696
27,188,000	NetJets, Inc. 0.13% due 3/19/2010	27,183,484	27,183,484
20,000,000	Northern Illinois Gas Company 0.11% due 2/1/2010	20,000,000	20,000,000
28,353,000	NYSE Euronext 0.11% due 2/1/2010	28,353,000	28,353,000
10,000,000	NYSE Euronext 0.13% due 2/3/2010	9,999,928	9,999,928
43,000,000	NYSE Euronext 0.13% due 2/26/2010	42,996,118	42,996,118
12,900,000	NYSE Euronext 0.15% due 2/4/2010	12,899,839	12,899,839
28,807,000	NYSE Euronext 0.15% due 2/10/2010	28,805,920	28,805,920
39,000,000	NYSE Euronext 0.15% due 2/19/2010	38,997,075	38,997,075
38,925,000	NYSE Euronext 0.16% due 2/2/2010	38,924,827	38,924,827
10,000,000	NYSE Euronext 0.28% due 2/8/2010	9,999,456	9,999,456
50,000,000	Philip Morris International, Inc. 0.09% due 2/3/2010	49,999,750	49,999,750

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 7.39% — (continued)
$14,000,000	Philip Morris International, Inc. 0.09% due 2/9/2010	$13,999,720	$13,999,720
38,505,000	Philip Morris International, Inc. 0.11% due 2/2/2010	38,504,882	38,504,882
34,329,000	Philip Morris International, Inc. 0.12% due 2/18/2010	34,327,055	34,327,055
10,361,000	Philip Morris International, Inc. 0.14% due 3/12/2010	10,359,429	10,359,429
20,000,000	Philip Morris International, Inc. 0.14% due 3/15/2010	19,996,733	19,996,733
991,000	Pitney Bowes, Inc. 0.10% due 2/3/2010	990,994	990,994
1,000,000	Questar Corporation 0.22% due 2/10/2010	999,945	999,945
1,100,000	Time Warner, Inc. 0.20% due 2/16/2010	1,099,908	1,099,908
10,000,000	Time Warner, Inc. 0.22% due 2/19/2010	9,998,900	9,998,900
2,351,000	Transocean, Inc. 0.25% due 2/9/2010	2,350,869	2,350,869
50,000,000	Walt Disney Company 0.10% due 2/1/2010	50,000,000	50,000,000
39,273,000	Walt Disney Company 0.11% due 2/22/2010	39,270,480	39,270,480
21,105,000	Walt Disney Company 0.11% due 3/11/2010	21,102,549	21,102,549
22,000,000	Walt Disney Company 0.11% due 4/5/2010	21,995,765	21,992,740
39,416,000	Walt Disney Company 0.11% due 4/20/2010	39,406,606	39,400,037
5,250,000	Walt Disney Company 0.12% due 2/2/2010	5,249,983	5,249,983
59,377,000	Walt Disney Company 0.12% due 3/5/2010	59,370,666	59,370,666
2,000,000	WellPoint, Inc. 0.15% due 2/1/2010	2,000,000	2,000,000
2,000,000	WellPoint, Inc. 0.20% due 2/3/2010	1,999,978	1,999,978
6,500,000	WellPoint, Inc. 0.20% due 2/11/2010	6,499,639	6,499,639
Total U.S. Commercial Paper		1,473,512,858	1,473,500,445
Total Commercial Paper		2,247,847,003	2,247,824,472
Total Investments — 99.72%		$17,885,987,568	19,884,708,987
Other Assets in Excess of Liabilities — 0.28%			55,596,139
Net Assets — 100.00%			$19,940,305,126

(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Security is deemed illiquid. At January 31, 2010, the value of these securities amounted to $110,134,681 or 0.55% of net assets.
(d)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2010, the value of these securities amounted to $30,231,212 or 0.15% of net assets.

(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $33,948,425 or 0.17% of net assets.
(f)	Held through Financiere Rouge, LLC.
(g)	Participation certificate security - A type of investment with a combination of share and bond-like features. This security does not come with voting rights.
(h)	Inflation protected security.
(i)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(j)	Issuer is in default.
(k)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(l)	A term loan security.
(m)	This security is subject to a call feature and may be called in full or partially on or anytime after April 19, 2010.
(n)	This security is subject to a call feature and may be called in full or partially on or anytime after April 7, 2010.
(o)	This security is convertible until February 15, 2014.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

At January 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,084,534,595
Gross unrealized depreciation	(1,085,813,176)
Net unrealized appreciation	$1,998,721,419

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
CDI	—	Chess Depository Interest
CPI	—	Consumer Price Index
CPO	—	Ordinary Participation Certificate
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
JPY	—	Japanese Yen
KRW	—	South Korean Won
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Restricted Securities

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA 5.00% due 7/31/2016	7/30/2009	$21,410,094	$1.39
FINEL 9.50% due 6/30/2017	6/22/2005	14,474,400	0.69
FINEL	7/30/2009	—	0.07
LandCo Real Estate LLC	9/6/2006	669,030	1.28

Foreign Currency Exchange Contracts - Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ To Be Delivered	U.S. $ Value at January 31, 2010	Unrealized Appreciation at January 31, 2010	Unrealized Depreciation at January 31, 2010
2/17/2010	128,494,000	Euro	$180,428,705	$178,240,067	$—	$(2,188,638)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

Foreign Currency Exchange Contracts - Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at January 31, 2010	Unrealized Appreciation at January 31, 2010	Unrealized Depreciation at January 31, 2010
4/21/2010	487,074,000	Euro	$718,225,388	$675,601,574	$42,623,814	$—
4/21/2010	24,088,236,000	Japanese Yen	266,858,352	266,887,327	—	(28,975)
4/21/2010	454,524,000	Mexican Peso	33,546,682	34,491,570	—	(944,888)
5/19/2010	270,896,000	Euro	398,068,127	375,679,114	22,389,013	—
5/19/2010	45,817,844,000	Japanese Yen	512,845,604	507,624,396	5,221,208	—
5/19/2010	778,885,000	Mexican Peso	58,182,879	59,204,085	—	(1,021,206)
6/16/2010	465,534,000	Euro	681,144,868	645,641,094	35,503,774	—
6/16/2010	48,208,705,000	Japanese Yen	531,650,879	534,214,238	—	(2,563,359)
6/16/2010	640,032,000	Mexican Peso	48,210,965	48,536,364	—	(325,399)
			$3,248,733,744	$3,147,879,762	$105,737,809	$(4,883,827)

Affiliated Securities

Security	Shares October 31, 2009	Gross Additions	Gross Reductions	Shares January 31, 2010	Value January 31, 2010	Realized Loss	Dividend Income
Aioi Insurance Company Limited	64,994,300	—	—	64,994,300	$309,239,823	$—	$—
Alliant Techsystems, Inc.	1,898,339	—	—	1,898,339	149,911,831	—	—
Ariake Japan Company Limited	1,725,100	—	—	1,725,100	25,730,952	—	—
Barnes & Noble, Inc.*	3,654,083	—	3,654,083	—	—	(8,593,918)	—
Blount International, Inc.	9,778,961	—	—	9,778,961	108,937,625	—	—
Chofu Seisakusho Company Limited	3,501,380	—	—	3,501,380	81,669,810	—	497,468
Cintas Corporation	11,138,751	1,768,960	—	12,907,711	324,112,623	—	—
City e-Solutions Limited	20,738,780	—	—	20,738,780	2,190,227	—	—
Conbraco Industries, Inc.	4,169	—	—	4,169	—	—	—
Deltic Timber Corporation	1,258,500	—	—	1,258,500	56,519,235	—	94,388
FINEL	12,000,000	—	—	12,000,000	832,920	—	—
Guyenne et Gascogne SA	912,153	36,261	—	948,414	83,471,733	—	—
IDA Corporation, Inc.	4,117,660	—	—	4,117,660	129,088,641	—	1,235,298
Meitec Corporation	2,719,100	—	—	2,719,100	46,815,155	—	—
Mills Music Trust	34,924	—	—	34,924	1,239,802	—	34,131
MISUMI Group, Inc.	14,640,730	—	842,000	13,798,730	240,323,110	(1,131,880)	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	16,677,143	—	—
Neopost SA	2,807,336	—	22,710	2,784,626	222,814,302	(783,806)	5,780,924
NSC Groupe	69,500	—	—	69,500	2,991,843	—	—
Pfeiffer Vacuum Technology AG	1,172,304	—	—	1,172,304	96,650,875	—	—
Rayonier, Inc. REIT	5,275,011	—	—	5,275,011	221,233,962	—	2,637,506
Rémy Cointreau SA	3,976,126	—	729,208	3,246,918	163,617,655	(4,705,927)	—
Sabeton SA	385,000	—	—	385,000	6,199,704	—	—
San Juan Basin Royalty Trust	3,975,644	—	—	3,975,644	80,546,548	—	1,206,791
Shimano, Inc.	7,086,170	—	—	7,086,170	290,503,567	—	2,193,357
SMC Corporation	3,853,720	—	—	3,853,720	466,070,922	—	—
Sodexo	6,059,452	—	—	6,059,452	333,693,516	—	—
Sucrière de Pithiviers-Le-Vieil	63,019	—	—	63,019	63,426,933	—	—
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	71,018,633	—	—
THK Company Limited*	9,730,350	—	3,401,840	6,328,510	125,414,787	(7,148,078)	—
Wendel	2,147,945	—	—	2,147,945	118,048,610	—	—
Total					$3,838,992,487	$(22,363,609)	$13,679,863

*                 Not an affiliated issuer as of January 31, 2010.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

Industry Diversification for Portfolio Holdings

Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	5.80%
Consumer Staples	0.16
Energy	3.32
Financials	5.08
Health Care	1.13
Industrials	3.26
Information Technology	2.94
Materials	3.72
Telecommunication Services	0.61
Utilities	0.65
Total U.S. Common Stocks	26.67
International Common Stocks
Consumer Discretionary	5.89
Consumer Staples	6.00
Energy	1.24
Financials	6.81
Health Care	5.40
Industrials	12.45
Information Technology	4.70
Materials	6.32
Telecommunication Services	0.42
Total International Common Stocks	49.23
U.S. Preferred Stocks
Financials	0.01
Utilities	0.07
Total U.S. Preferred Stocks	0.08
International Preferred Stocks
Consumer Discretionary	0.39
Information Technology	0.85
Total International Preferred Stocks	1.24
Commodity	6.78
U.S. Bonds
Consumer Discretionary	0.28
Energy	0.15
Financials	0.17
Materials	0.06
Government Issues	1.13
Total U.S. Bonds	1.79
International Notes and Bonds
Financials	0.25
Government Issues	1.81
Industrials	0.01
Information Technology	0.44
Materials	0.11
Telecommunication Services	0.04
Total International Notes and Bonds	2.66
Commercial Paper
International Commercial Paper	3.88
U.S. Commercial Paper	7.39
Total Commercial Paper	11.27

Total Investments	99.72%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

FIRST EAGLE

Overseas Fund

Schedule of Investments • Period Ended January 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.95%

International Common Stocks — 74.21%

Australia 0.30%
9,217,342	Spotless Group Limited	$25,816,120	$22,166,353

Bermuda 0.33%
793,260	Jardine Matheson Holdings Limited	23,691,295	23,797,800

Brazil 1.16%
2,334,704	Petroleo Brasileiro SA , ADR	25,923,912	84,236,120

Canada 0.76%
1,025,450	EnCana Corporation	11,996,047	31,368,515
1,025,450	Cenovus Energy, Inc.	11,297,247	23,739,168
		23,293,294	55,107,683
Chile 0.73%
24,062,197	Quinenco SA (c)	16,182,017	53,170,803

France 12.01%
2,302,164	Sodexo	65,879,532	126,779,979
1,622,633	Sanofi-Aventis SA	133,050,131	120,736,147
968,550	Neopost SA	59,820,809	77,499,381
1,185,212	Rémy Cointreau SA	34,007,262	59,724,825
888,121	Total SA	55,749,821	51,843,028
703,080	Société BIC SA	27,979,566	50,186,746
563,378	Laurent-Perrier (b)	20,236,693	48,489,063
791,228	Wendel	17,493,408	43,484,989
376,329	Air Liquide SA	41,188,854	40,221,126
39,143	Sucrière de Pithiviers-Le-Vieil (b)	15,598,306	39,396,380
599,453	Cie Generale d’Optique Essilor International SA	14,782,044	35,038,139
344,317	Guyenne et Gascogne SA	39,934,356	30,303,999
236,140	Robertet SA (b)	20,639,502	27,699,918
51,500	Robertet SA CI (c)(e)	2,151,628	4,530,826
442,830	Société Foncière Financière et de Participations	29,139,582	25,877,348
540,680	Zodiac Aerospace	29,615,032	22,884,949
364,373	Gaumont SA	21,698,753	22,256,203
900,000	Frégate (b)(c)(d)(e)	23,235,900	21,239,469
397,878	Carrefour SA	18,361,975	19,519,500
1,000	Société Vermandoise de Sucreries	854,846	2,054,537
100,000	Sabeton SA	1,463,143	1,610,313
11,593,581	FINEL (a)(b)(c)(d)(e)(f)	9,152,131	804,711
		682,033,274	872,181,576

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 74.21% — (continued)

Germany 4.11%
915,140	Pfeiffer Vacuum Technology AG (b)	$39,449,539	$75,448,929
6,418,531	Deutsche Wohnen AG (a)(b)	67,969,040	65,588,044
2,707,670	Tognum AG	54,386,147	47,473,506
1,022,780	Daimler AG	53,766,587	47,457,610
652,927	Fraport AG	21,196,148	33,300,902
1,358,769	Bertelsmann AG , Series ‘A’ (a)(g)	30,601,684	29,142,468
		267,369,145	298,411,459
Hong Kong 1.83%
7,983,340	Guoco Group Limited	59,242,896	78,245,862
6,459,700	Wharf Holdings Limited	13,276,048	32,113,804
7,069,700	Hopewell Holdings Limited	7,819,937	21,533,976
10,851,720	City e-Solutions Limited (a)(c)	323,358	1,146,053
		80,662,239	133,039,695
Italy 1.58%
7,315,306	Italcementi S.p.A. RSP	87,341,485	48,795,313
1,197,736	Italmobiliare S.p.A. RSP (a)	50,324,929	36,413,082
165,635	Italmobiliare S.p.A. (a)	19,155,452	7,173,960
6,004,580	Gewiss S.p.A. (b)	22,944,785	22,339,304
		179,766,651	114,721,659
Japan 31.48%
4,886,870	Shimano, Inc. (b)	81,201,320	200,341,393
1,212,590	SMC Corporation	154,196,973	146,651,272
626,900	Keyence Corporation	123,789,502	144,490,479
1,419,300	Fanuc Limited	122,137,639	136,001,527
2,972,300	Secom Company Limited	125,814,360	133,034,064
3,260,440	Astellas Pharma, Inc.	133,084,592	120,496,482
2,552,600	Ono Pharmaceutical Company Limited	105,639,342	113,401,815
20,991,930	Nissay Dowa General Insurance Company Limited (b)	110,706,355	100,343,167
15,519,800	Aioi Insurance Company Limited	54,260,013	73,842,479
688,170	Hirose Electric Company Limited	79,866,257	73,633,238
1,856,870	Canon, Inc.	89,360,001	72,631,098
4,139,970	MISUMI Group, Inc.	71,123,411	72,103,046
11,020,450	Nipponkoa Insurance Company Limited	56,358,782	63,409,505
2,832,150	Nitto Kohki Company Limited (b)	50,121,709	59,761,107
6,577,300	Japan Wool Textile Company Limited (b)	49,871,284	48,397,284
3,452,591	T. Hasegawa Company Limited (b)	47,344,131	47,639,070
2,022,800	Chofu Seisakusho Company Limited (b)	33,096,085	47,181,880
2,313,510	THK Company Limited	37,237,493	45,847,816
5,507,100	Kansai Paint Company Limited	42,397,659	44,727,097
2,684,990	Mitsubishi Estate Company Limited	40,106,729	43,613,447
5,675,030	Sompo Japan Insurance, Inc.	62,123,602	37,111,399
9,608,600	Okumura Corporation	49,462,587	34,979,025
1,669,700	Fuji Seal International, Inc. (b)	38,597,431	33,883,594
3,034,800	OSG Corporation	35,992,231	33,244,282
20,016	NTT DoCoMo, Inc.	30,708,934	29,965,862

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 74.21% — (continued)

Japan 31.48% — (continued)
2,403,680	Daiichikosho Company Limited	$26,089,055	$29,681,957
920,247	Mandom Corporation	15,237,012	25,558,174
1,472,300	Meitec Corporation	43,510,664	25,348,811
2,535,900	Yomeishu Seizo Company Limited (b)	22,847,623	23,682,430
1,532,856	Nissin Healthcare Food Service Company Limited	24,558,922	22,507,330
2,184,600	Seikagaku Corporation	17,648,500	22,504,704
1,443,600	Ariake Japan Company Limited	30,991,137	21,532,202
861,660	Icom, Inc. (b)	22,557,750	20,603,566
2,068,330	Maezawa Kasei Industries Company Limited (b)	31,939,632	19,682,034
1,058,246	Matsumoto Yushi-Seiyaku Company Limited (b)	25,950,562	18,618,104
974,550	AS One Corporation	20,679,212	17,469,112
775,202	Nagaileben Company Limited	14,585,552	16,769,238
306,100	Mabuchi Motor Company Limited	18,167,961	16,765,643
508,106	SK Kaken Company Limited	9,470,131	14,505,267
806,280	Chudenko Corporation	12,295,496	10,018,837
2,572,675	The Tokushima Bank Limited	17,372,743	9,080,867
1,223,670	Sansei Yusoki Company Limited (b)	10,265,159	5,537,826
100,000	Asahi Broadcasting Corporation	6,141,481	5,145,228
1,424,100	Shingakukai Company Limited (b)	10,266,277	4,743,061
		2,205,173,291	2,286,485,819
Malaysia 0.59%
20,596,910	Genting Berhad	42,948,986	42,570,570

Mexico 1.88%
3,552,612	Industrias Peñoles S.A.B. de C.V.	3,110,554	66,016,741
3,246,746	Grupo Televisa SA , ADR	58,592,868	63,441,417
1,866,300	Grupo Televisa S.A.B. CPO	6,226,292	7,354,686
		67,929,714	136,812,844
Netherlands 0.95%
496,018	HAL Trust	13,919,475	50,472,362
444,929	Heineken Holding NV	10,373,759	18,807,464
		24,293,234	69,279,826
New Zealand 0.06%
5,750,000	Tasman Farms Limited (a)(b)(c)(e)	1,054,354	4,048,862

Panama 0.05%
244,111	Banco Latinoamericano de Exportaciones SA	2,332,965	3,456,612

Papua New Guinea 0.47%
13,791,460	Lihir Gold Limited	31,922,166	33,900,746

Singapore 2.65%
23,192,830	Haw Par Corporation Limited (b)	76,875,316	93,084,904
28,195,900	Singapore Airport Terminal Services Limited	32,580,982	49,760,421
10,073,300	Fraser and Neave Limited	10,564,974	29,820,266
17,725,525	ComfortDelgro Corporation Limited	7,149,142	20,055,922
		127,170,414	192,721,513

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 74.21% — (continued)

South Africa 1.56%
8,237,460	Gold Fields Limited , ADR	$112,026,214	$94,071,793
2,094,480	Harmony Gold Mining Company Limited , ADR	21,850,173	19,206,382
		133,876,387	113,278,175
South Korea 2.26%
896,063	KT&G Corporation	51,445,274	52,217,314
33,225	Lotte Confectionery Company Limited	10,303,934	35,405,681
120,620	Nong Shim Company Limited	31,736,226	23,620,443
948,330	Fursys, Inc. (b)	11,511,219	22,448,095
119,080	Pacific Corporation	18,151,496	13,478,821
22,950	Namyang Dairy Products Company Limited	4,912,653	9,571,143
1,182,040	Dong Ah Tire & Rubber Company Limited	5,161,359	7,427,495
91,653	Sam-A Pharm Company Limited	631,033	346,337
		133,853,194	164,515,329
Switzerland 5.64%
2,111,661	Pargesa Holding SA	109,671,397	177,590,282
2,307,150	Nestlé SA	50,656,060	109,910,924
535,555	Kuehne & Nagel International AG	18,693,695	52,087,845
154,216	Rieter Holding AG (a)	26,194,009	41,243,560
854	Lindt & Spruengli AG	5,517,576	21,187,869
35,000	Edipresse SA	11,616,314	7,990,189
		222,349,051	410,010,669
Taiwan 0.82%
20,184,980	Taiwan Secom Company Limited	32,105,415	32,540,114
13,178,801	Compal Electronics, Inc.	12,071,859	18,399,002
13,102,028	Taiwan Sogo Shin Kong Security Company Limited	11,831,241	9,022,870
		56,008,515	59,961,986
Thailand 1.70%
410,911,885	Thai Beverage PCL	70,309,860	76,027,106
12,301,859	Bangkok Bank PCL NVDR	39,320,705	41,877,092
496,220	Bangkok Bank PCL	1,613,300	1,681,722
250,000	OHTL PCL (c)	1,152,073	3,682,783
		112,395,938	123,268,703
United Kingdom 1.29%
2,986,700	Spirax-Sarco Engineering PLC	20,282,387	59,920,409
901,118	Anglo American PLC (a)	19,057,951	33,502,404
		39,340,338	93,422,813
Total International Common Stocks		4,525,386,494	5,390,567,615

U.S. Common Stock — 0.74%

Materials 0.74%
1,256,683	Newmont Mining Corporation	35,948,526	53,861,433
Total Common Stocks		4,561,335,020	5,444,429,048

Investment Companies — 0.09%
100,000	First NIS Regional Fund SICAV (a)(c)(d)(e)	1,000,000	50,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Investment Companies — 0.09% — (continued)
34,500	Third Avenue Global Value Fund L.P. (a)(c)(d)	$3,450,000	$6,632,645
Total Investment Companies		4,450,000	6,682,645

International Preferred Stocks — 2.08%

Germany 0.71%
581,442	Hornbach Holding AG	39,598,446	51,738,835

South Korea 1.37%
210,514	Samsung Electronics Company Limited	27,045,452	92,957,764
28,600	Namyang Dairy Products Company Limited	440,235	6,388,380
		27,485,687	99,346,144
Total Preferred Stocks		67,084,133	151,084,979

OUNCES

Commodity — 8.13%
545,490	Gold bullion (a)	272,864,040	590,192,985

PRINCIPAL AMOUNT

International Bonds — 2.63%

International Corporate Bonds — 1.67%

Canada 0.53%
10,000,000 USD	CanWest LP 9.25% due 8/1/2015 (a)(c)(i)(j)	8,690,560	2,250,000
47,142,000 USD	Catalyst Paper Corporation 7.375% due 3/1/2014 (c)	40,618,198	32,056,560
5,000,000 USD	Catalyst Paper Corporation, Series ‘D’ 8.625% due 6/15/2011 (c)	4,726,251	4,362,500
		54,035,009	38,669,060
France 0.45%
10,000,000 EUR	Emin Leydier SA 5.00% due 7/31/2016 (c)(d)(e)	14,273,396	13,882,006
8,000,000 EUR	FINEL 9.50% due 6/30/2017 (a)(c)(d)(e)	9,649,600	5,552,802
2,000,000 USD	Legrand SA 8.50% due 2/15/2025	2,058,442	2,218,148
6,352,000 EUR	Wendel 4.875% due 11/4/2014	6,983,742	8,371,491
1,950,000 EUR	Wendel 4.875% due 9/21/2015 (k)	1,446,559	2,483,664
		34,411,739	32,508,111
Ireland 0.00%
22,300,000 EUR	Waterford Wedgwood PLC 9.875% due 12/1/2010 (a)(c)(e)(i)(j)	27,682,258	—

Netherlands 0.69%
23,350,000 EUR	UPC Holding BV 7.75% due 1/15/2014 (k)	27,423,325	32,414,483

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Bonds — 1.67% — (continued)

Netherlands 0.69% — (continued)
12,740,000 EUR	UPC Holding BV 8.625% due 1/15/2014 (k)	$15,030,166	$17,952,729
		42,453,491	50,367,212
Total International Corporate Bonds		158,582,497	121,544,383

International Government Bonds — 0.96%

France 0.32%
15,439,039 EUR	France Government Bond OAT 3.00% due 7/25/2012 (h)	19,235,904	23,115,191

Singapore 0.44%
11,564,000 SGD	Singapore Government Bond 3.625% due 7/1/2011	8,065,480	8,588,688
32,082,000 SGD	Singapore Government Bond 4.625% due 7/1/2010	22,093,424	23,224,651
		30,158,904	31,813,339
Taiwan 0.20%
462,700,000 TWD	Taiwan Government Bond 2.00% due 7/20/2012	14,160,535	15,054,928
Total International Government Bonds		63,555,343	69,983,458
Total International Bonds		222,137,840	191,527,841

Commercial Paper — 11.21%

International Commercial Paper — 2.93%

France 0.59%
11,719,000 USD	Électricité de France 0.11% due 2/17/2010	11,718,427	11,718,427
11,179,000 USD	Électricité de France 0.11% due 3/3/2010	11,177,975	11,177,975
20,000,000 USD	Électricité de France 0.15% due 4/6/2010	19,994,667	19,991,736

Germany 0.92%
2,000,000 USD	BMW 0.25% due 2/1/2010	2,000,000	2,000,000
12,288,000 USD	BMW 0.25% due 2/8/2010	12,287,403	12,287,403
44,560,000 USD	BMW 0.27% due 2/1/2010	44,560,000	44,560,000
8,000,000 USD	BMW 0.28% due 2/3/2010	7,999,875	7,999,875

Switzerland 1.42%
17,287,000 USD	Alcon, Inc. 0.09% due 2/24/2010	17,286,006	17,286,006
25,412,000 USD	Nestlé Capital Corporation 0.05% due 2/10/2010	25,411,682	25,411,682

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 2.93% — (continued)

Switzerland 1.42% — (continued)
19,857,000 USD	Nestlé Capital Corporation 0.06% due 2/1/2010	$19,857,000	$19,857,000
5,000,000 USD	Nestlé Capital Corporation 0.09% due 3/23/2010	4,999,375	4,999,375
5,000,000 USD	Nestlé Capital Corporation 0.10% due 4/29/2010	4,998,792	4,998,500
13,098,000 USD	Nestlé Capital Corporation 0.12% due 2/23/2010	13,097,040	13,097,040
4,494,000 USD	Nestlé Capital Corporation 0.13% due 6/21/2010	4,491,728	4,490,287
12,904,000 USD	Nestlé Capital Corporation 0.17% due 6/21/2010	12,895,469	12,893,339
Total International Commercial Paper		212,775,439	212,768,645

U.S. Commercial Paper — 8.28%
$5,000,000	7-Eleven, Inc. 0.10% due 2/4/2010	4,999,958	4,999,958
2,000,000	7-Eleven, Inc. 0.10% due 2/16/2010	1,999,917	1,999,917
3,000,000	7-Eleven, Inc. 0.10% due 2/19/2010	2,999,850	2,999,850
5,000,000	7-Eleven, Inc. 0.12% due 3/22/2010	4,999,183	4,999,183
5,000,000	Bemis Company, Inc. 0.20% due 2/16/2010	4,999,583	4,999,583
5,000,000	The Clorox Company 0.23% due 2/12/2010	4,999,649	4,999,649
4,095,000	The Clorox Company 0.23% due 2/22/2010	4,094,451	4,094,451
10,000,000	The Coca-Cola Company 0.09% due 2/18/2010	9,999,575	9,999,575
15,000,000	The Coca-Cola Company 0.10% due 3/23/2010	14,997,917	14,997,917
10,407,000	The Coca-Cola Company 0.11% due 3/22/2010	10,405,442	10,405,442
3,000,000	The Coca-Cola Company 0.12% due 4/6/2010	2,999,360	2,999,162
7,135,000	The Coca-Cola Company 0.13% due 2/17/2010	7,134,588	7,134,588
10,000,000	The Coca-Cola Company 0.15% due 2/1/2010	10,000,000	10,000,000
3,408,000	Dell, Inc. 0.13% due 2/11/2010	3,407,877	3,407,877
10,000,000	Dell, Inc. 0.15% due 2/17/2010	9,999,333	9,999,333
10,000,000	H.J. Heinz Company 0.22% due 3/1/2010	9,998,289	9,998,289
3,000,000	H.J. Heinz Company 0.23% due 2/18/2010	2,999,674	2,999,674
15,000,000	H.J. Heinz Company 0.25% due 3/1/2010	14,997,083	14,997,083
2,000,000	Henkel Corporation 0.22% due 2/1/2010	2,000,000	2,000,000
10,000,000	Johnson & Johnson 0.05% due 2/3/2010	9,999,972	9,999,972
57,409,000	Johnson & Johnson 0.05% due 2/5/2010	57,408,681	57,408,681
14,000,000	Johnson & Johnson 0.07% due 3/5/2010	13,999,129	13,999,129
5,836,000	Kraft Foods, Inc. 0.21% due 2/22/2010	5,835,285	5,835,285
10,000,000	Kraft Foods, Inc. 0.38% due 3/12/2010	9,995,883	9,995,883
5,000,000	Kraft Foods, Inc. 0.38% due 3/17/2010	4,997,678	4,997,678
6,000,000	Microsoft Corporation 0.16% due 5/26/2010	5,996,960	5,996,783
6,500,000	Microsoft Corporation 0.17% due 6/8/2010	6,496,102	6,495,611
15,000,000	Microsoft Corporation 0.18% due 6/8/2010	14,990,475	14,989,870
12,217,000	Moody’s Corporation 0.28% due 2/4/2010	12,216,715	12,216,715
10,000,000	NetJets, Inc. 0.12% due 2/8/2010	9,999,767	9,999,767
10,000,000	NetJets, Inc. 0.13% due 3/19/2010	9,998,339	9,998,339
20,000,000	Northern Illinois Gas Company 0.11% due 2/1/2010	20,000,000	20,000,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 8.28% — (continued)
$7,000,000	NYSE Euronext 0.13% due 2/3/2010	$6,999,949	$6,999,949
7,000,000	NYSE Euronext 0.13% due 2/26/2010	6,999,368	6,999,368
11,411,000	NYSE Euronext 0.15% due 2/4/2010	11,410,857	11,410,857
20,000,000	NYSE Euronext 0.15% due 2/10/2010	19,999,250	19,999,250
20,000,000	NYSE Euronext 0.15% due 2/19/2010	19,998,500	19,998,500
8,558,000	NYSE Euronext 0.16% due 2/2/2010	8,557,962	8,557,962
75,732,000	Philip Morris International, Inc. 0.09% due 2/9/2010	75,730,485	75,730,485
7,517,000	Philip Morris International, Inc. 0.11% due 2/2/2010	7,516,977	7,516,977
28,900,000	Pitney Bowes, Inc. 0.10% due 2/8/2010	28,899,438	28,899,438
1,000,000	Questar Corporation 0.22% due 2/10/2010	999,945	999,945
1,000,000	Time Warner, Inc. 0.20% due 2/16/2010	999,917	999,917
4,000,000	Time Warner, Inc. 0.22% due 2/19/2010	3,999,560	3,999,560
20,494,000	The Walt Disney Company 0.07% due 2/17/2010	20,493,362	20,493,362
21,267,000	The Walt Disney Company 0.11% due 3/11/2010	21,264,531	21,264,531
18,000,000	The Walt Disney Company 0.11% due 4/5/2010	17,996,535	17,994,060
16,322,000	The Walt Disney Company 0.11% due 4/20/2010	16,318,110	16,315,390
5,000,000	The Walt Disney Company 0.12% due 2/2/2010	4,999,983	4,999,983
4,088,000	The Walt Disney Company 0.12% due 3/5/2010	4,087,564	4,087,564
2,000,000	WellPoint, Inc. 0.15% due 2/1/2010	2,000,000	2,000,000
2,000,000	WellPoint, Inc. 0.20% due 2/3/2010	1,999,978	1,999,978
5,000,000	WellPoint, Inc. 0.20% due 2/11/2010	4,999,722	4,999,722
5,000,000	WellPoint, Inc. 0.37% due 2/8/2010	4,999,640	4,999,640
Total U.S. Commercial Paper		601,238,348	601,231,682
Total Commercial Paper		814,013,787	814,000,327
Total Investments — 99.09%		$5,941,884,820	7,197,917,825
Other Assets in Excess of Liabilities — 0.91%			66,252,497
Net Assets — 100.00%			$7,264,170,322

(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Security is deemed illiquid. At January 31, 2010, the value of these securities amounted to $153,410,020 or 2.11% of net assets.
(d)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2010, the value of these securities amounted to $48,161,633 or 0.66% of net assets.

(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $50,108,676 or 0.69% of net assets.
(f)	Held through Financiere Bleue, LLC.
(g)	Participation certificate security - A type of investment with a combination of share and bond - like features. This security does not come with voting rights.
(h)	Inflation protected security.
(i)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(j)	Issuer is in default.
(k)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

At January 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,658,206,676
Gross unrealized depreciation	(402,173,671)
Net unrealized appreciation	$1,256,033,005

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
CPO	—	Ordinary Participation Certificate
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
OAT	—	French Treasury Obligation
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Restricted Securities

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

Emin Leydier SA 5.00% due 7/31/2016	7/30/2009	$14,273,396	$1.39
FINEL 9.50% due 6/30/2017	6/22/2005	9,649,600	0.69
FINEL	7/14/1999	9,152,131	0.07
First NIS Regional Fund SICAV	11/22/1994	1,000,000	0.50
Frégate	4/30/2004	23,235,900	23.60
Third Avenue Global Value Fund, L.P.	6/30/1997	3,450,000	192.25

Foreign Currency Exchange Contracts - Purchase

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ To Be Delivered	U.S. $ Value at January 31, 2010	Unrealized Appreciation at January 31, 2010	Unrealized Depreciation at January 31, 2010

2/17/2010	62,854,000	Euro	$88,258,330	$87,187,738	$—	$(1,070,592)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

Foreign Currency Exchange Contracts - Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at January 31, 2010	Unrealized Appreciation at January 31, 2010	Unrealized Depreciation at January 31, 2010

4/21/2010	255,357,000	Euro	$376,325,383	$354,197,089	$22,128,294	$—
4/21/2010	13,382,117,000	Japanese Yen	148,252,022	148,268,119	—	(16,097)
4/21/2010	187,533,000	Mexican Peso	13,841,095	14,230,948	—	(389,853)
5/19/2010	127,119,000	Euro	186,795,015	176,288,884	10,506,131	—
5/19/2010	24,991,394,000	Japanese Yen	279,580,106	276,882,123	2,697,983	—
5/19/2010	384,768,000	Mexican Peso	28,820,716	29,230,106	—	(409,390)
6/16/2010	221,728,000	Euro	324,516,357	307,512,143	17,004,214	—
6/16/2010	25,044,611,000	Japanese Yen	276,094,981	277,528,960	—	(1,433,979)
6/16/2010	311,712,000	Mexican Peso	23,471,724	23,640,700	—	(168,976)
			$1,657,697,399	$1,607,779,072	$52,336,622	$(2,418,295)

Affiliated Securities

Security	Shares October 31, 2009	Gross Additions	Gross Reductions	Shares January 31, 2010	Value January 31, 2010	Realized Gain / (Loss)	Dividend Income

Chofu Seisakusho Company Limited	2,022,800	—	—	2,022,800	$47,181,880	$—	$287,395
Deutsche Wohnen AG	6,418,531	—	—	6,418,531	65,588,044	—	—
FINEL	11,593,581	—	—	11,593,581	804,711	—	—
Frégate	900,000	—	—	900,000	21,239,469	—	—
Fuji Seal International, Inc.	1,687,000	—	17,300	1,669,700	33,883,594	(66,005)	—
Fursys, Inc.	948,330	—	—	948,330	22,448,095	—	—
Gaumont SA*	364,373	—	—	364,373	22,256,203	—	—
Gewiss S.p.A.	6,004,580	—	—	6,004,580	22,339,304	—	—
Haw Par Corporation Limited	23,192,830	—	—	23,192,830	93,084,904	—	—
Icom, Inc.	861,660	—	—	861,660	20,603,566	—	—
Japan Wool Textile Company Limited	6,577,300	—	—	6,577,300	48,397,284	—	699,153
Laurent-Perrier	563,378	—	—	563,378	48,489,063	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	19,682,034	—	—
Matsumoto Yushi-Seiyaku Company Limited	1,058,246	—	—	1,058,246	18,618,104	—	—
Nissay Dowa General Insurance Company Limited	20,991,930	—	—	20,991,930	100,343,167	—	—
Nitto Kohki Company Limited	2,832,150	—	—	2,832,150	59,761,107	—	—
Pfeiffer Vacuum Technology AG	915,140	—	—	915,140	75,448,929	—	—
Robertet SA	236,140	—	—	236,140	27,699,918	—	—
Sansei Yusoki Company Limited	1,223,670	—	—	1,223,670	5,537,826	—	—
Shimano, Inc.	5,055,070	—	168,200	4,886,870	200,341,393	2,743,574	1,512,615
Shingakukai Company Limited	1,424,100	—	—	1,424,100	4,743,061	—	—
Sucrière de Pithiviers-Le-Vieil	39,143	—	—	39,143	39,396,380	—	—
T. Hasegawa Company Limited	3,452,591	—	—	3,452,591	47,639,070	—	—
Tasman Farms Limited	5,750,000	—	—	5,750,000	4,048,862	—	—
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	23,682,430	—	—
Total					$1,073,258,398	$2,677,569	$2,499,163

*     Not an affiliated issuer as of January 31, 2010.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

Industry Diversification for Portfolio Holdings

Percent of Net Assets
International Common Stocks
Consumer Discretionary	10.40%
Consumer Staples	8.71
Energy	2.63
Financials	11.30
Health Care	6.14
Industrials	20.52
Information Technology	5.83
Materials	7.87
Telecommunication Services	0.81
Total International Common Stocks	74.21
U.S. Common Stocks
Materials	0.74
Total U.S. Common Stocks	0.74
Investment Companies	0.09
International Preferred Stocks
Consumer Discretionary	0.71
Consumer Staples	0.09
Information Technology	1.28
Total International Preferred Stocks	2.08
Commodity	8.13
International Bonds
Financials	0.23
Government Issues	0.96
Industrials	0.03
Information Technology	0.69
Materials	0.69
Telecommunication Services	0.03
Total International Bonds	2.63
Commercial Paper
International Commercial Paper	2.93
U.S. Commercial Paper	8.28
Total Commercial Paper	11.21

Total Investments	99.09%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

FIRST EAGLE

U.S. Value Fund

Schedule of Investments • Period Ended January 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 63.21%

U.S. Common Stocks — 56.43%

Consumer Discretionary 15.81%
1,140,270	Cintas Corporation	$34,427,828	$28,632,180
923,950	Home Depot, Inc.	21,860,523	25,879,840
1,626,946	Comcast Corporation , Class ‘A’	25,954,314	24,631,962
573,750	Omnicom Group, Inc.	17,421,015	20,253,375
310,834	Wal-Mart Stores, Inc.	14,497,317	16,607,861
209,392	Unifirst Corporation	5,513,269	10,519,854
344,770	Ascent Media Corporation (a)	8,045,252	8,884,723
339,640	International Speedway Corporation , Class ‘A’	13,364,563	8,732,144
92,760	McDonald’s Corporation	2,230,743	5,791,007
90,900	Costco Wholesale Corporation	4,001,025	5,220,387
144,110	Copart, Inc. (a)	4,002,002	4,865,154
125,610	Viacom, Inc. , Class ‘B’ (a)	3,479,401	3,660,275
289,405	News Corporation , Class ‘A’	3,490,619	3,649,397
102,912	WABCO Holdings, Inc.	2,288,816	2,660,275
600	St. John Knits International, Inc. (a)(b)	18,600	2,700
		160,595,287	169,991,134
Consumer Staples 0.48%
185,880	Sysco Corporation	5,087,775	5,202,781

Energy 8.42%
230,050	Apache Corporation	15,906,114	22,722,039
525,360	Helmerich & Payne, Inc.	13,540,310	21,975,809
443,438	ConocoPhillips	20,065,621	21,285,024
236,280	Murphy Oil Corporation	12,352,648	12,069,182
352,139	San Juan Basin Royalty Trust	10,234,184	7,134,336
76,371	SEACOR Holdings, Inc. (a)	5,628,763	5,365,063
		77,727,640	90,551,453
Financials 6.98%
724,880	American Express Company	22,338,189	27,298,981
230	Berkshire Hathaway, Inc. , Class ‘A’ (a)	20,859,068	26,358,000
558,530	Cincinnati Financial Corporation	13,918,464	14,739,607
174,420	Mercury General Corporation	7,908,811	6,666,332
8,000	LandCo Real Estate LLC (a)(b)(c)(d)	27,840	10,240
		65,052,372	75,073,160
Health Care 3.82%
309,780	WellPoint, Inc. (a)	14,454,331	19,739,182

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 56.43% — (continued)

Health Care 3.82% — (continued)
296,570	Johnson & Johnson	$17,865,833	$18,642,390
79,310	DENTSPLY International, Inc.	1,696,098	2,659,264
		34,016,262	41,040,836
Industrials 6.27%
284,660	3M Company	18,692,378	22,912,284
224,490	Alliant Techsystems, Inc. (a)	19,646,636	17,727,975
1,239,695	Blount International, Inc. (a)	13,695,961	13,810,202
317,471	Automatic Data Processing, Inc.	11,701,372	12,949,642
		63,736,347	67,400,103
Information Technology 7.04%
942,725	Microsoft Corporation	21,769,751	26,565,990
1,050,804	Intel Corporation	18,194,850	20,385,598
736,560	Linear Technology Corporation	18,857,076	19,224,216
732,835	Dell, Inc. (a)	10,250,899	9,453,572
		69,072,576	75,629,376
Materials 6.06%
373,700	Rayonier, Inc. , REIT	12,134,905	15,672,978
388,110	Weyerhaeuser Company	15,083,445	15,485,589
341,112	Newmont Mining Corporation	14,660,921	14,620,060
260,137	Plum Creek Timber Company, Inc. , REIT	8,483,183	9,409,155
122,950	Vulcan Materials Company	7,072,676	5,433,161
101,150	Deltic Timber Corporation	4,802,970	4,542,647
		62,238,100	65,163,590
Telecommunication Services 0.86%
412,650	Cisco Systems, Inc. (a)	7,402,799	9,272,245

Utilities 0.69%
236,150	IDACorporation, Inc.	7,470,208	7,403,302
Total U.S. Common Stocks		552,399,366	606,727,980

International Common Stocks — 6.78%

Canada 0.89%
379,197	Franco-Nevada Corporation	7,074,309	9,598,846

France 2.58%
754,462	Sanofi-Aventis SA , ADR	28,866,657	27,771,746

United Kingdom 3.31%
812,632	Willis Group Holdings Limited	21,686,950	21,315,337
496,990	Amdocs Limited (a)	11,894,360	14,208,944
		33,581,310	35,524,281
Total International Common Stocks		69,522,276	72,894,873
Total Common Stocks		621,921,642	679,622,853

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Preferred Stocks — 0.80%

Consumer Staples 0.42%
168,915	Seneca Foods Corporation , Series ‘2003’ (a)(b)(c)(e)	$2,542,171	$4,560,705
Utilities 0.38%
88,100	Calenergy Capital Trust III 6.50% (b)(f)	3,778,987	4,030,575
Total U.S. Preferred Stocks		6,321,158	8,591,280

Investment Company — 0.69%
292,960	PowerShares DB Agriculture Fund, ETF (a)	7,191,808	7,411,888

OUNCES

Commodity — 5.29%
52,516	Gold bullion (a)	34,140,381	56,819,848

PRINCIPAL AMOUNT

Bonds — 11.30%

U.S. Bonds — 10.96%

Corporate Bonds 6.62%
$600,000	Bausch & Lomb, Inc. 7.125% due 8/1/2028 (b)	514,066	608,298
17,429,000	Blount International, Inc. 8.875% due 8/1/2012	17,560,202	17,864,725
250,000	Elizabeth Arden, Inc. 7.75% due 1/15/2014	250,000	248,750
5,975,000	Mueller Water Products, Inc. 7.375% due 6/1/2017	4,635,855	5,407,375
2,000,000	Pulte Homes, Inc. 6.25% due 2/15/2013	1,852,681	2,050,000
3,800,000	Sanmina-SCI Corporation 6.75% due 3/1/2013	3,455,371	3,809,500
2,000,000	Sanmina-SCI Corporation 8.125% due 3/1/2016	1,782,047	2,015,000
10,169,000	Sealy Mattress Company 8.25% due 6/15/2014	7,299,469	10,169,000
10,500,000	Texas Industries, Inc. 7.25% due 7/15/2013	8,576,619	10,500,000
250,000	Visant Holding Corporation 10.25% due 12/1/2013 (b)	196,268	258,750
5,424,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 2/15/2015	5,503,133	5,451,120
12,697,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 2/15/2017	12,692,320	12,760,485
		64,318,031	71,143,003
Government Obligations 3.58%
32,153,121	United States Treasury Inflation Indexed Bond 1.875% due 7/15/2013 (g)	30,916,482	34,263,169
4,075,927	United States Treasury Inflation Indexed Bond 2.375% due 4/15/2011 (g)	4,129,663	4,230,046
		35,046,145	38,493,215
Convertible Bond 0.76%
8,307,000	Boston Properties LP 3.625% due 2/15/2014 (h)(i)	6,258,869	8,130,476
Total U.S. Bonds		105,623,045	117,766,694

International Corporate Bond — 0.34%

Canada 0.34%
3,520,000 USD	Celestica, Inc. 7.625% due 7/1/2013	3,358,415	3,656,400
Total Bonds		108,981,460	121,423,094

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

Commercial Paper — 18.57%

International Commercial Paper — 4.30%

Finland 0.23%
2,500,000 USD	Nokia Corporation 0.12% due 2/19/2010	$2,499,850	$2,499,850

France 1.16%
2,500,000 USD	Électricité de France 0.11% due 3/3/2010	2,499,771	2,499,771
10,000,000 USD	Électricité de France 0.15% due 4/6/2010	9,997,333	9,995,868

Switzerland 2.91%
10,692,000 USD	Alcon, Inc. 0.09% due 2/24/2010	10,691,385	10,691,385
5,181,000 USD	Nestlé Capital Corporation 0.02% due 2/16/2010	5,180,957	5,180,957
1,964,000 USD	Nestlé Capital Corporation 0.05% due 2/10/2010	1,963,976	1,963,976
13,427,000 USD	Nestlé Capital Corporation 0.06% due 2/1/2010	13,427,000	13,427,000
Total International Commercial Paper		46,260,272	46,258,807

U.S. Commercial Paper — 14.27%
$3,000,000	7-Eleven, Inc. 0.10% due 2/16/2010	2,999,875	2,999,875
5,338,000	7-Eleven, Inc. 0.12% due 3/12/2010	5,337,306	5,337,306
5,000,000	Bemis Company, Inc. 0.20% due 2/16/2010	4,999,583	4,999,583
5,000,000	The Clorox Company 0.23% due 2/12/2010	4,999,649	4,999,649
5,000,000	The Clorox Company 0.23% due 2/22/2010	4,999,329	4,999,329
2,000,000	The Coca-Cola Company 0.12% due 4/6/2010	1,999,573	1,999,441
4,000,000	The Coca-Cola Company 0.13% due 2/17/2010	3,999,769	3,999,769
5,000,000	The Coca-Cola Company 0.15% due 2/1/2010	5,000,000	5,000,000
2,742,000	Dell, Inc. 0.13% due 2/11/2010	2,741,901	2,741,901
2,640,000	Dell, Inc. 0.15% due 2/17/2010	2,639,824	2,639,824
4,787,000	H.J. Heinz Company 0.25% due 3/1/2010	4,786,069	4,786,069
2,000,000	Henkel Corporation 0.22% due 2/1/2010	2,000,000	2,000,000
5,000,000	Johnson & Johnson 0.05% due 2/5/2010	4,999,972	4,999,972
8,000,000	Kraft Foods, Inc. 0.21% due 2/16/2010	7,999,300	7,999,300
2,011,000	Kraft Foods, Inc. 0.21% due 2/22/2010	2,010,754	2,010,754
6,000,000	Microsoft Corporation 0.17% due 6/8/2010	5,996,402	5,995,948
5,352,000	NetJets, Inc. 0.12% due 2/8/2010	5,351,875	5,351,875
10,000,000	Northern Illinois Gas Company 0.11% due 2/1/2010	10,000,000	10,000,000
3,000,000	NYSE Euronext 0.13% due 2/3/2010	2,999,978	2,999,978
8,000,000	NYSE Euronext 0.15% due 2/10/2010	7,999,700	7,999,700
10,268,000	Philip Morris International, Inc. 0.09% due 2/9/2010	10,267,795	10,267,795
9,009,000	Pitney Bowes, Inc. 0.10% due 2/3/2010	9,008,950	9,008,950
2,000,000	Questar Corporation 0.22% due 2/12/2010	1,999,866	1,999,866
6,000,000	Time Warner, Inc. 0.18% due 2/26/2010	5,999,250	5,999,250
1,000,000	Time Warner, Inc. 0.20% due 2/16/2010	999,917	999,917
5,000,000	Time Warner, Inc. 0.22% due 2/19/2010	4,999,450	4,999,450

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.27% — (continued)

$11,000,000	Transocean, Inc. 0.25% due 2/9/2010	$10,999,389	$10,999,389
3,000,000	Walt Disney Company 0.12% due 2/2/2010	2,999,990	2,999,990
3,318,000	Walt Disney Company 0.12% due 3/5/2010	3,317,646	3,317,646
2,000,000	WellPoint, Inc. 0.15% due 2/1/2010	2,000,000	2,000,000
2,000,000	WellPoint, Inc. 0.20% due 2/3/2010	1,999,978	1,999,978
5,000,000	WellPoint, Inc. 0.37% due 2/8/2010	4,999,640	4,999,640
Total U.S. Commercial Paper		153,452,730	153,452,144
Total Commercial Paper		199,713,002	199,710,951
Total Investments — 99.86%		$978,269,451	1,073,579,914
Other Assets in Excess of Liabilities — 0.14%			1,551,643
Net Assets — 100.00%			$1,075,131,557

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At January 31, 2010, the value of these securities amounted to $9,471,268 or 0.88% of net assets.
(c)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $4,570,945 or 0.43% of net assets.
(d)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2010, the value of these securities amounted to $10,240 or 0.00% of net assets.

(e)	This security is convertible until December 31, 2049.
(f)	This security is subject to a call feature and may be called in full or partially on or anytime after February 18, 2010.
(g)	Inflation protected security.
(h)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	This security is convertible until February 15, 2014.

At January 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$118,229,306
Gross unrealized depreciation	(22,918,843)
Net unrealized appreciation	$95,310,463

Abbreviations Used in this Schedule Include:

ADR	—	American Depository Receipt
ETF	—	Exchange Traded Fund
NYSE	—	New York Stock Exchange
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency

USD	—	United States Dollar

Restricted Security

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal
LandCo Real Estate LLC	9/6/2006	$27,840	$1.28

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

Industry Diversification for Portfolio Holdings

Percent of Net Assets

U.S. Common Stocks
Consumer Discretionary	15.81%
Consumer Staples	0.48
Energy	8.42
Financials	6.98
Health Care	3.82
Industrials	6.27
Information Technology	7.04
Materials	6.06
Telecommunication Services	0.86
Utilities	0.69
Total U.S. Common Stocks	56.43
International Common Stocks
Financials	1.98
Health Care	2.59
Information Technology	1.32
Materials	0.89
Total International Common Stocks	6.78
U.S. Preferred Stocks
Consumer Staples	0.42
Utilities	0.38
Total U.S. Preferred Stocks	0.80
Investment Company	0.69
Commodity	5.29
U.S. Bonds
Consumer Discretionary	2.92
Consumer Staples	0.02
Energy	1.66
Financials	0.76
Industrials	0.50
Information Technology	0.54
Materials	0.98
Government Issues	3.58
Total U.S. Bonds	10.96
International Corporate Bond
Information Technology	0.34
Commercial Paper
International Commercial Paper	4.30
U.S. Commercial Paper	14.27
Total Commercial Paper	18.57
Total Investments	99.86%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

FIRST EAGLE

     Gold Fund

Schedule of Investments • Period Ended January 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 77.14%

International Common Stocks — 69.45%

Africa 6.00%
1,331,486	Randgold Resources Limited , ADR	$27,874,774	$91,779,330
11,181,200	Centamin Egypt Limited (a)	13,252,882	19,050,537
		41,127,656	110,829,867
Australia 6.67%
3,087,879	Newcrest Mining Limited	51,383,466	86,397,961
3,021,681	Kingsgate Consolidated Limited	10,180,165	24,830,121
2,093,857	Independence Group NL	7,607,115	7,748,227
2,351,190	CGA Mining Limited (a)	4,835,550	4,160,035
		74,006,296	123,136,344
Canada 34.04%
2,704,850	GoldCorp, Inc.	83,248,137	91,856,706
6,901,972	IAMGOLD Corporation	41,351,155	91,039,867
5,326,202	Kinross Gold Corporation	72,338,100	86,604,044
1,827,624	Barrick Gold Corporation	57,996,744	63,637,868
5,570,749	Yamana Gold, Inc.	53,416,056	56,166,417
1,764,563	Franco-Nevada Corporation	37,639,458	44,667,463
10,475,171	New Gold, Inc. (a)(b)	22,206,368	42,069,354
3,955,534	Minefinders Corporation (a)(c)	29,225,637	36,363,362
1,441,500	Eldorado Gold Corporation (a)	17,808,864	17,138,223
4,474,350	Aurizon Mines Limited (a)	6,394,385	16,503,407
3,004,730	European Goldfields Limited (a)	6,640,037	15,273,997
2,079,130	Osisko Mining Corporation (a)(b)	10,103,134	15,259,670
4,258,336	Dundee Precious Metals, Inc. (a)(b)	18,502,994	13,354,639
4,228,830	Anatolia Minerals Development Limited (a)(b)	8,890,707	13,103,751
4,903,570	Northgate Minerals Corporation (a)	14,292,583	12,406,032
136,023	Agnico-Eagle Mines Limited	2,839,903	6,882,647
1,721,380	Richmont Mines, Inc. (a)(c)	5,409,001	6,558,712
		488,303,263	628,886,159
Mexico 4.22%
4,197,841	Fresnillo PLC	16,620,435	45,134,028
1,880,910	Industrias Peñoles S.A.B. de C.V.	6,134,595	32,864,732
		22,755,030	77,998,760
Papua New Guinea 4.82%
36,264,276	Lihir Gold Limited	63,680,172	89,141,108

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 69.45% — (continued)

Peru 0.34%
198,050	Cia de Minas Buenaventura SA , ADR	$3,760,655	$6,234,614

South Africa 12.52%
8,046,163	Harmony Gold Mining Company Limited , ADR	84,901,825	73,783,315
6,201,044	Gold Fields Limited , ADR	82,147,473	70,815,923
1,947,209	AngloGold Ashanti Limited , ADR	60,817,056	69,495,889
10,624,550	Great Basin Gold Limited (a)	13,888,694	17,206,957
		241,755,048	231,302,084
United Kingdom 0.84%
416,864	Anglo American PLC (a)	19,462,003	15,498,466
Total International Common Stocks		954,850,123	1,283,027,402

U.S. Common Stocks — 7.69%

Materials 7.69%
1,832,017	Newmont Mining Corporation	74,771,970	78,520,248
1,489,601	Royal Gold, Inc.	35,733,298	63,486,795
Total U.S. Common Stocks		110,505,268	142,007,043
Total Common Stocks		1,065,355,391	1,425,034,445

Warrants — 0.06%

Canada 0.06%
650,000 CAD	Dundee Precious Metals, Inc. Warrants exp 11/20/2015 (a)(b)	—	760,626
880,000 CAD	Great Basin Gold Limited Warrants exp 10/15/2010 (a)	—	321,288
Total Warrants		—	1,081,914

OUNCES

Commodity — 18.91%
322,873	Gold bullion (a)	139,679,146	349,332,325

PRINCIPAL AMOUNT

International Convertible Bond — 0.11%

South Africa 0.11%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/2014 (b)(d)	1,900,057	2,026,774

Commercial Paper — 4.41%

International Commercial Paper — 1.24%

Germany 0.38%
7,000,000 USD	BMW 0.28% due 2/3/2010	6,999,891	6,999,891

Switzerland 0.86%
2,469,000 USD	Alcon, Inc. 0.09% due 2/24/2010	2,468,858	2,468,858

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 1.24% — (continued)
13,373,000 USD	Nestlé Capital Corporation 0.06% due 2/1/2010	$13,373,000	$13,373,000
Total International Commercial Paper		22,841,749	22,841,749

U.S. Commercial Paper — 3.17%
$11,983,000	Dell, Inc. 0.15% due 2/17/2010	11,982,201	11,982,201
2,000,000	Henkel Corporation 0.22% due 2/1/2010	2,000,000	2,000,000
3,424,000	Johnson & Johnson 0.05% due 2/5/2010	3,423,981	3,423,981
6,000,000	NYSE Euronext 0.13% due 2/3/2010	5,999,957	5,999,957
8,689,000	NYSE Euronext 0.15% due 2/4/2010	8,688,891	8,688,891
4,993,000	NYSE Euronext 0.15% due 2/10/2010	4,992,813	4,992,813
8,000,000	Time Warner, Inc. 0.18% due 2/26/2010	7,999,000	7,999,000
1,000,000	Time Warner, Inc. 0.20% due 2/16/2010	999,917	999,917
8,530,000	Transocean, Inc. 0.25% due 2/9/2010	8,529,526	8,529,526
2,000,000	WellPoint, Inc. 0.15% due 2/1/2010	2,000,000	2,000,000
2,000,000	WellPoint, Inc. 0.20% due 2/3/2010	1,999,978	1,999,978
Total U.S. Commercial Paper		58,616,264	58,616,264
Total Commercial Paper		81,458,013	81,458,013
Total Investments — 100.63%		$1,288,392,607	1,858,933,471
Liabilities in Excess of Other Assets — (0.63)%			(11,694,885)
Net Assets — 100.00%			$1,847,238,586

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	This security is convertible until November 30, 2014.

At January 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$605,335,523
Gross unrealized depreciation	(34,794,659)
Net unrealized appreciation	$570,540,864

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
NYSE	—	New York Stock Exchange
PLC	—	Public Limited Company

Currencies
CAD	—	Canadian Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

Affiliated Securities

Security	Shares October 31, 2009	Gross Additions	Gross Reductions	Shares January 31, 2010	Value January 31, 2010	Realized Loss	Dividend Income
Minefinders Corporation	3,955,534	—	—	3,955,534	$36,363,362	$—	$—
Richmont Mines, Inc.	1,787,980	—	66,600	1,721,380	6,558,712	(8,337)	—
Total					$42,922,074	$(8,337)	$—

Industry Diversification for Portfolio Holdings

Percent of Net Assets
International Common Stocks
Materials	69.45%
Total International Common Stocks	69.45
U.S. Common Stocks
Materials	7.69
Total U.S. Common Stocks	7.69
Warrants	0.06
Commodity	18.91
International Convertible Bond
Materials	0.11
Total International Convertible Bond	0.11
Commercial Paper
International Commercial Paper	1.24
U.S. Commercial Paper	3.17
Total Commercial Paper	4.41
Total Investments	100.63%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended January 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 94.57%

U.S. Common Stocks — 89.93%

Consumer Discretionary 8.72%
1,014,890	DIRECTV , Class ‘A’ (a)	$23,653,287	$30,801,912
362,600	The Sherwin-Williams Company (b)	20,044,850	22,970,710
241,300	McDonald’s Corporation (b)	14,740,473	15,064,359
78,500	AutoZone, Inc. (a)(b)	12,336,835	12,169,855
		70,775,445	81,006,836
Consumer Staples 2.91%
1,179,090	Dean Foods Company (a)(b)	19,316,165	20,787,357
515,740	Sara Lee Corporation	6,290,143	6,261,083
		25,606,308	27,048,440
Energy 10.40%
517,200	Devon Energy Corporation (b)	37,301,079	34,605,852
1,147,390	Dresser-Rand Group, Inc. (a)(b)	27,835,702	33,939,796
707,165	Atlas Energy, Inc.	22,671,620	21,391,741
434,050	McMoRan Exploration Company (a)	6,235,955	6,601,901
		94,044,356	96,539,290
Health Care 23.68%
831,090	Baxter International, Inc. (b)	43,823,367	47,862,473
1,402,570	Valeant Pharmaceuticals International (a)(b)	24,689,421	46,944,018
683,940	Amgen, Inc. (a)(b)	37,994,236	39,996,811
452,600	Biogen Idec, Inc. (a)(b)	21,450,583	24,322,724
475,730	Chemed Corporation	19,928,991	22,121,445
2,267,140	PDL BioPharma, Inc.	16,315,376	14,509,696
1,213,387	Enzon Pharmaceuticals, Inc. (a)	10,244,912	12,097,468
361,930	Health Net, Inc. (a)(b)	7,049,259	8,780,422
295,100	Theravance, Inc. (a)	4,263,992	3,237,247
		185,760,137	219,872,304
Industrials 13.06%
689,990	General Dynamics Corporation (b)	40,201,145	46,125,831
295,000	Precision Castparts Corporation (b)	26,637,527	31,048,750
908,100	Owens Corning, Inc. (a)(b)	19,907,709	23,365,413
694,000	DynCorp International, Inc. (a)	10,033,239	8,334,940
137,340	Rockwell Collins, Inc.	6,443,125	7,305,115
97,800	Raytheon Company	4,547,336	5,127,654
		107,770,081	121,307,703

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 89.93% — (continued)

Information Technology 13.52%
435,100	Computer Sciences Corporation (a)(b)	$22,712,605	$22,320,630
1,363,850	Nvidia Corporation (a)(b)	18,074,780	20,989,652
925,720	Symantec Corporation (a)(b)	16,745,583	15,690,954
669,100	CA, Inc. (b)	14,680,227	14,746,964
1,874,377	L-1 Identity Solutions, Inc. (a)(c)	24,318,664	14,039,084
499,720	Agilent Technologies, Inc. (a)	12,744,439	14,007,152
1,844,580	Atmel Corporation (a)	7,219,449	8,558,851
1,612,356	LSI Corporation (a)	8,907,885	8,045,656
300,020	AOL, Inc. (a)(b)	7,057,524	7,191,479
		132,461,156	125,590,422
Materials 16.92%
784,330	Ball Corporation (b)	28,029,590	39,836,121
1,171,070	Crown Holdings, Inc. (a)(b)	22,172,786	27,883,177
463,800	Eastman Chemical Company (b)	23,852,779	26,218,614
271,030	Praxair, Inc. (b)	19,652,077	20,413,979
736,770	Valspar Corporation	15,562,118	19,509,669
702,200	Packaging Corporation of America (b)	12,507,112	15,476,488
343,560	Eagle Materials, Inc.	14,006,979	7,836,604
		135,783,441	157,174,652
Telecommunication Services 0.72%
506,960	Leap Wireless International, Inc. (a)	17,067,583	6,686,802
Total U.S. Common Stocks		769,268,507	835,226,449

International Common Stocks — 4.64%

Bahamas 2.54%
945,590	Teekay Corporation	34,964,269	23,601,927

Canada 2.10%
4,692,800	UTS Energy Corporation (a)	18,746,923	10,675,439
1,155,552	MDS, Inc. (a)	14,582,709	8,562,640
7,300	Teck Resources Limited (a)(b)	234,841	239,586
		33,564,473	19,477,665
Total International Common Stocks		68,528,742	43,079,592
Total Common Stocks		837,797,249	878,306,041

Investment Company — 3.97%
348,000	SPDR Gold Trust (a)(b)	32,422,069	36,874,080

PRINCIPAL AMOUNT

Repurchase Agreement — 2.49%
23,124,000	State Street Bank and Trust Company , 0.01% dated 1/29/10 due 2/1/10 (collateralized by United States Treasury Bill, 0.10% due 7/1/10 valued at $23,588,200); proceeds $23,124,019	23,124,000	23,124,000

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.85)%
22	Amgen, Inc.	60.00	March 2010	(3,168)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.85)% — (continued)
31	Amgen, Inc.	62.50	April 2010	$(3,565)
405	AOL, Inc.	25.00	February 2010	(18,225)
396	AOL, Inc.	26.00	February 2010	(9,900)
636	AutoZone, Inc.	160.00	March 2010	(209,880)
149	AutoZone, Inc.	165.00	March 2010	(26,075)
500	Ball Corporation	50.00	May 2010	(152,500)
1,901	Baxter International, Inc.	60.00	May 2010	(351,685)
858	Biogen Idec, Inc.	50.00	April 2010	(433,290)
563	Biogen Idec, Inc.	55.00	April 2010	(115,415)
585	CA, Inc.	22.50	February 2010	(32,175)
535	CA, Inc.	22.50	May 2010	(66,875)
866	Computer Sciences Corporation	55.00	March 2010	(56,290)
322	Computer Sciences Corporation	55.00	June 2010	(54,740)
592	Computer Sciences Corporation	60.00	June 2010	(34,040)
132	Crown Holdings, Inc.	25.00	April 2010	(10,230)
197	Dean Foods Company	17.50	March 2010	(19,207)
445	Devon Energy Corporation	70.00	April 2010	(148,185)
21	Devon Energy Corporation	75.00	April 2010	(3,213)
292	Dresser-Rand Group, Inc.	30.00	March 2010	(52,560)
393	Eastman Chemical Company	55.00	March 2010	(135,585)
2,812	Eastman Chemical Company	60.00	March 2010	(323,380)
70	Eastman Chemical Company	60.00	June 2010	(22,400)
14	General Dynamics Corporation	65.00	May 2010	(6,300)
767	General Dynamics Corporation	70.00	May 2010	(157,235)
806	Health Net, Inc.	22.50	April 2010	(239,785)
1,219	Health Net, Inc.	25.00	April 2010	(185,898)
862	McDonald’s Corporation	60.00	February 2010	(262,910)
904	McDonald’s Corporation	62.50	March 2010	(131,080)
203	McDonald’s Corporation	65.00	March 2010	(9,744)
1,484	Nvidia Corporation	13.00	March 2010	(399,196)
2,708	Nvidia Corporation	14.00	March 2010	(514,520)
712	Nvidia Corporation	16.00	March 2010	(56,960)
1,743	Nvidia Corporation	16.00	June 2010	(252,735)
1,179	Nvidia Corporation	17.00	June 2010	(139,122)
1,241	Owens Corning, Inc.	25.00	February 2010	(173,740)
3,197	Owens Corning, Inc.	25.00	May 2010	(863,190)
3,045	Packaging Corporation of America	22.50	April 2010	(395,850)
431	Praxair, Inc.	80.00	April 2010	(66,805)
1,068	Precision Castparts Corporation	105.00	March 2010	(587,400)
530	Precision Castparts Corporation	115.00	June 2010	(217,300)
459	The Sherwin-Williams Company	60.00	February 2010	(167,535)
960	The Sherwin-Williams Company	60.00	March 2010	(393,600)
363	The Sherwin-Williams Company	65.00	March 2010	(58,080)
22	SPDR Gold Trust	104.00	February 2010	(7,260)
26	SPDR Gold Trust	111.00	March 2010	(3,952)
35	SPDR Gold Trust	114.00	March 2010	(3,080)
3,009	Symantec Corporation	18.00	April 2010	(150,450)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.85)% — (continued)
512	Symantec Corporation	19.00	March 2010	$(6,656)
2,263	Symantec Corporation	19.00	April 2010	(45,260)
73	Teck Resources Limited	32.00	February 2010	(16,790)
242	Valeant Pharmaceuticals International	30.00	March 2010	(96,800)
Total Covered Call Options Written (Premiums Received: $11,628,322)				(7,891,816)
Total Investments — 100.18% (Cost: $881,714,996)				930,412,305
Liabilities in Excess of Other Assets — (0.18)%				(1,640,906)
Net Assets — 100.00%				$928,771,399

(a)	Non-income producing security/commodity.
(b)	At January 31, 2010 all or a portion of this security was segregated to cover collateral requirement for options.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At January 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$112,418,228
Gross unrealized depreciation	(63,720,919)
Net unrealized appreciation	$48,697,309

Abbreviation Used in this Schedule Include:
SPDR	—	Standard & Poor’s Depository Receipts, a gold-tracking Exchange Traded Fund.

Industry Diversification for Portfolio Holdings

Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	8.72%
Consumer Staples	2.91
Energy	10.40
Health Care	23.68
Industrials	13.06
Information Technology	13.52
Materials	16.92
Telecommunication Services	0.72
Total U.S. Common Stocks	89.93
International Common Stocks
Energy	3.69
Health Care	0.92
Materials	0.03
Total International Common Stocks	4.64
Investment Company	3.97
Repurchase Agreement	2.49
Covered Call Options	(0.85)
Total Investments	100.18%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2010

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was, until April 23, 2004, a Maryland corporation operating under the name First Eagle Funds, Inc. First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, primarily in equity and debt issued by U.S. corporations. The First Eagle Gold Fund’s investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. The First Eagle Fund of America is primarily a U.S. equity fund that seeks capital appreciation by investing primarily in U.S. stocks and to a lesser extent in debt and foreign equity securities.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Effective December 7, 2009, Arnhold and S. Bleichroeder Advisers, LLC, has changed its corporate name to First Eagle Investment Management, LLC (the “Adviser”).

Investment valuation—Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (‘NOCP’)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 pm E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

The Funds with significant non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded on that foreign market.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including a fund’s own assumption in determining the fair value of investments).

The following is a summary of each Fund’s inputs used to value the Fund’s investments as of January 31, 2010:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3(a)	Total
Assets: †
U.S. Common Stocks	$5,313,556,616	$3,625,427	$246,080	$5,317,428,123
International Common Stocks	9,781,572,206	30,477,607	4,550,133	9,816,599,946
U.S. Preferred Stocks	—	16,983,414	—	16,983,414
International Preferred Stocks	248,018,083	—	—	248,018,083
Commodity*	1,351,357,577	—	—	1,351,357,577
U.S. Bonds	—	356,579,298	—	356,579,298
International Corporate Notes and Bonds	—	140,186,374	29,152,212	169,338,586
International Government Bonds	—	360,579,488	—	360,579,488
International Commercial Paper	—	774,334,145	—	774,334,145
U.S. Commercial Paper	—	1,473,512,858	—	1,473,512,858
Foreign Currency Contracts* *	105,737,809	—	—	105,737,809
Total	$16,800,242,291	$3,156,278,611	$33,948,425	$19,990,469,327

Liabilities:
Foreign Currency Contracts* *	$(7,072,465)	$—	$—	$(7,072,465)
Total	$(7,072,465)	$—	$—	$(7,072,465)

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Schedule of Investments for additional detailed categorizations.
*	Gold Bullion.
* *	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

Fair Value Level 3 activity for the period ended January 31, 2010 was as follows:

	U.S. Common Stocks	International Common Stocks	International Corporate Bonds	Total Value
Beginning Balance—market value	$246,080	$884,250	$30,948,757	$32,079,087
Purchases (sales)	—	—	—	—
Transfer In (Out)—Level 3^	—	3,487,058	—	3,487,058
Accrued Amortization	—	—	—	—
Realized Gains (Losses)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	178,825	(1,796,545)	(1,617,720)
Ending Balance—market value	$246,080	$4,550,133	$29,152,212	$33,948,425
Change in unrealized gains or losses relating to assets still held at reporting date	$—	$178,825	$(1,796,545)	$(1,617,720)

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3(a)	Total
Assets: †
International Common Stocks	$5,301,944,108	$57,999,639	$30,623,868	$5,390,567,615
U.S. Common Stocks	53,861,433	—	—	53,861,433
Investment Companies	—	6,632,645	50,000	6,682,645
International Preferred Stocks	151,084,979	—	—	151,084,979
Commodity*	590,192,985	—	—	590,192,985
International Corporate Bonds	—	102,109,575	19,434,808	121,544,383
International Government Bonds	—	69,983,458	—	69,983,458
International Commercial Paper	—	212,775,439	—	212,775,439
U.S. Commercial Paper	—	601,238,348	—	601,238,348
Foreign Currency Contracts* *	52,336,622	—	—	52,336,622
Total	$6,149,420,127	$1,050,739,104	$50,108,676	$7,250,267,907

Liabilities:
Foreign Currency Contracts* *	$(3,488,887)	$—	$—	$(3,488,887)
Total	$(3,488,887)	$—	$—	$(3,488,887)

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Schedule of Investments for additional detailed categorizations.
*	Gold Bullion.
* *	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

Fair Value Level 3 activity for the period ended January 31, 2010 was as follows:

	International Common Stocks	Investment Companies	International Corporate Bonds	Total Value
Beginning Balance - market value	$27,525,719	$50,000	$20,632,504	$48,208,223
Purchases (Sales)	—	—	—	—
Transfer In (Out) - Level 3^	4,250,296	—	—	4,250,296
Accrued Amortization	—	—	—	—
Realized Losses	—	—	—	—

Change in Unrealized Appreciation (Depreciation)	(1,152,147)	—	(1,197,696)	(2,349,843)
Ending Balance - market value	$30,623,868	$50,000	$19,434,808	$50,108,676
Change in unrealized gains or losses relating to assets still held at reporting date	$(1,152,147)	$—	$(1,197,696)	$(2,349,843)

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

First Eagle U.S. Value Fund

Description	Level 1	Level 2	Level 3(a)	Total
Assets:†
U.S. Common Stocks	$606,715,040	$2,700	$10,240	$606,727,980
International Common Stocks	72,894,873	—	—	72,894,873
U.S. Preferred Stocks	—	4,030,575	4,560,705	8,591,280
Investment Company	7,411,888	—	—	7,411,888
Commodity*	56,819,848	—	—	56,819,848
U.S. Bonds	—	117,766,694	—	117,766,694
International Corporate Bond	—	3,656,400	—	3,656,400
International Commercial Paper	—	46,260,272	—	46,260,272
U.S. Commercial Paper	—	153,452,730	—	153,452,730
Total	$743,841,649	$325,169,371	$4,570,945	$1,073,581,965

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (c).
†	See Schedule of Investments for additional detailed categorizations.
*	Gold Bullion.

Fair Value Level 3 activity for the period ended January 31, 2010 was as follows:

	U.S. Common Stocks	U.S. Preferred Stocks	TOTAL VALUE
Beginning Balance — market value	$10,240	$4,677,256	$4,687,496
Purchases (Sales)	—	—	—
Transfer In (Out) — Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—

Change in Unrealized Appreciation (Depreciation)	—	(116,551)	(116,551)
Ending Balance — market value	$10,240	$4,560,705	$4,570,945
Change in unrealized gains or losses relating to assets still held at reporting date	$—	$(116,551)	$(116,551)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

First Eagle Gold Fund

Description	Level 1	Level 2	Level 3	Total
Assets: †
International Common Stocks	$1,283,027,402	$—	$—	$1,283,027,402
U.S. Common Stocks	142,007,043	—	—	142,007,043
Warrants	1,081,914	—	—	1,081,914
Commodity*	349,332,325	—	—	349,332,325
International Convertible Bond	—	2,026,774	—	2,026,774
International Commercial Paper	—	22,841,749	—	22,841,749
U.S. Commercial Paper	—	58,616,264	—	58,616,264
Total	$1,775,448,684	$83,484,787	$—	$1,858,933,471

†	See Schedule of Investments for additional detailed categorizations.
*	Gold Bullion.

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets: †
U.S. Common Stocks	$835,226,449	$—	$—	$835,226,449
International Common Stocks	43,079,592	—	—	43,079,592
Investment Company	36,874,080	—	—	36,874,080
Repurchase Agreement	—	23,124,000	—	23,124,000
Total	$915,180,121	$23,124,000	$—	$938,304,121

Liabilities:
Covered Call Options Written	$—	$(7,891,816)	$—	$(7,891,816)
Total	$—	$(7,891,816)	$—	$(7,891,816)

†	See Schedule of Investments for additional detailed categorizations.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The Funds’ currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract (or other cash management position) with respect to specific payables or receivables of each Fund in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. These contracts are valued at the current cost of covering or offsetting such contracts.

Each Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.  Forward currency contracts outstanding at period end, if any, are listed after the Fund’s schedule of investments. Outstanding contracts at period-end are indicative of the volume of activity during the period.

At January 31, 2010, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

First Eagle Global Fund

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Contracts	$—	$105,737,809	$—	$—	$—	$—	$105,737,809

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Contracts	$—	$(7,072,465)	$—	$—	$—	$—	$(7,072,465)

Transactions in derivative instruments during the period ended January 31, 2010, were as follows:

Realized Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Contracts	$—	$(114,499,049)	$—	$—	$—	$—	$(114,499,049)

Change in Appreciation

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Contracts	$—	$218,380,785	$—	$—	$—	$—	$218,380,785

First Eagle Overseas Fund

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Contracts	$—	$52,336,622	$—	$—	$—	$—	$52,336,622

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Contracts	$—	$(3,488,887)	$—	$—	$—	$—	$(3,488,887)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

Transactions in derivative instruments during the period ended January 31, 2010, were as follows:

Realized Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Contracts	$—	$(54,835,098)	$—	$—	$—	$—	$(54,835,098)

Change in Appreciation

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Foreign Currency Contracts	$—	$106,558,091	$—	$—	$—	$—	$106,558,091

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

First Eagle Fund of America generally writes covered call options to hedge against adverse movements in the value of portfolio holdings. The Fund may also use options for speculative purposes, although it generally does not employ options for this purpose. The Fund will earmark assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

Each Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is “covered” if a Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity or debt security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian. One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone.

Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option, or a moderate increase in the value of securities a Fund intends to purchase in the case of a put option. If a covered option written by a Fund expires unexercised, it will realize income equal to the amount of the premium it received for the option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Fund. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised.

The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Outstanding contracts at period-end are indicative of the volume of activity during the period.

For the period ended January 31, 2010, First Eagle Fund of America had the following options transactions:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2009	64,654	$17,273,666
Options written	78,224	19,157,180
Options assigned	(15,138)	(4,288,080)
Options expired/closed	(84,940)	(20,514,444)
Options outstanding at January 31, 2010	42,800	$11,628,322

	Number of Contracts	Cost
Options outstanding at October 31, 2009	—	$—
Options purchased	30	4,455
Options closed	(30)	(4,455)
Options outstanding at January 31, 2010	—	$—

As of January 31, 2010, portfolio securities valued at $165,967,999 were segregated to cover collateral requirements for written options.

At January 31, 2010, the Fund’s had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Covered Call Options Written	$—	$—	$—	$(7,891,816)	$—	$—	$(7,891,816)

Transactions in derivative instruments during the period ended January 31, 2010, were as follows:

Realized Losses

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Covered Call Options Written	$—	$—	$—	$(1,548,935)	$—	$—	$(1,548,935)
Purchased Options	$—	$—	$—	$(1,005)	$—	$—	$(1,005)

Change in Depreciation

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Other Contracts Risk	Total

Covered Call Options Written	$—	$—	$—	$(2,245,360)	$—	$—	$(2,245,360)

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a—2(a) under the Investment Company Act (17 CFR 270.30a—2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: March 25, 2010

\s\ John P. Arnhold
John P. Arnhold, President		Date: March 25, 2010